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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steven J. Fredricks

Chief Legal Officer & Chief Compliance Officer

Madison Asset Management, LLC

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Certified Financial Statement

Semi-Annual Report
June 30, 2022

ULTRA SERIES FUND

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Core Bond Fund

High Income Fund

Diversified Income Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

International Stock Fund

Madison Target Retirement 2020 Fund

Madison Target Retirement 2030 Fund

Madison Target Retirement 2040 Fund

Madison Target Retirement 2050 Fund

Ultra Series Fund | June 30, 2022

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677.Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing.The prospectus contains this and other information about the investment company.For more current Ultra Series Fund performance information, please call 1-800-SEC-0330.Current performance may be lower or higher than the performance data quoted within this report.Past performance does not guarantee future results.Nothing in this report represents a recommendation of a security by the investment adviser.Portfolio holdings may have changed since the date of this report.

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Ultra Series Fund | June 30, 2022

Economic Overview

The first half of 2022 marked the worst start to a year for US stocks since 1970 with the S&P 500 Index declining -20.0% through June 30th. Making matters worse, bonds offered no shelter from the storm, as interest rates increased substantially, resulting in double digit losses (-10.4%) for the broad-based Bloomberg US Aggregate Bond Index. Inflation was the singular focus for both stocks and bonds as the Consumer Price Index (CPI) rose to levels not seen in over 40 years and the Federal Reserve was shown to be behind the curve in terms of monetary policy. Markets began pricing in an aggressive interest rate hike campaign to combat inflation and asset prices responded quite negatively.

Equity market dynamics changed a great deal from the recent past. Over the past decade plus, the US stock market had been more or less captured by the very large growth stocks of the Technology, Communication Services and Consumer Discretionary sectors, to the extent that the Russell 1000 Growth Index outperformed the Russell 1000 Value Index by an annualized 6.8% over the 10 years to 12/31/2021. With inflation raging and interest rates moving rapidly higher, the growthiest stocks were hit hard, as growth stocks are longer duration assets and more sensitive to higher interest rates. Instead, investors favored inflation beneficiaries like Energy stocks where the sector gained 31.8% during the first six months of the year, helping the Value Index to a more muted -12.9% return versus the much larger -28.1% decline for the Growth Index.

It had become clear by the start of the period that the Federal Reserve’s belief that inflation would be “transitory” was in great peril. Inflation readings kept creeping higher and higher and the Fed was forced to come off the sidelines in March with its first hike of the Fed Funds Rate since December 2018. From that moment, markets became laser focused on every datapoint’s read on inflation and where it is heading. Strong inflation would likely necessitate a stronger response by the Fed, further stressing markets. Complicating matters were the soaring energy costs brought on partially in response to Russia’s invasion of Ukraine and the reimposition of draconian covid lockdowns in China, restressing what had been, up until then, easing supply chain concerns. With the CPI pushing towards 9% year-over-year, the Fed was forced to raise rates by more than 0.25% for the first time since 1994 by raising 0.5% in May and then by 0.75% in June.

Despite a negative GDP print for the first quarter of 2022, recession fears were relatively scarce, and rising interest rates along with a falling price-to-earnings multiple were largely behind the big market declines. However, after the release of the May CPI report showing an 8.6% y/y increase, worries began to mount over the possibility that the Fed would need to raise rates to such a degree that recession was a distinct possibility. The fear arose from the knowledge that the Fed can do little, if anything, to address supply-side driven inflation. Their remedy comes from cooling demand, and if the Fed cools demand too much with their attempts to slow the economy a recession could be triggered. Interest rates peaked shortly after the Fed’s unusually large 0.75% rate hike in June.

Moving forward we expect markets to remain volatile until it is clear that inflation is truly abating. As mentioned earlier markets priced in a very aggressive interest rate path but signs of receding inflation and/or slower economic growth could provide relief by lowering the Fed’s trajectory. Both stocks and bonds would likely welcome such a development.

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Ultra Series Fund | June 30, 2022

Reivew of Period

ALLOCATION FUNDS

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the “Target Allocation Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Target Allocation Funds are diversified among a number of asset classes and their allocation among Underlying Funds is based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Conservative Allocation Fund

Investment Strategy Highlights

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

Performance Discussion

The Ultra Series Conservative Allocation Fund (Class I) returned -11.87% over the 6-month period, outperforming the Conservative Allocation Fund Custom Index return of -13.85%. The Fund’s Morningstar peer group, U.S. Allocation 30-50% Equity Category, returned -14.24%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Alternative Funds	0.7%
Bond Funds	62.6%
Foreign Stock Funds	3.9%
Short-Term Investments	21.7%
Stock Funds	29.7%
Net Other Assets and Liabilities	(18.6)%

Moderate Allocation Fund

Investment Strategy Highlights

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2022

traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

Performance Discussion

The Ultra Series Moderate Allocation Fund (Class I) returned -13.31% over the 6-month period, outperforming the Moderate Allocation Fund Custom Index return of -16.34%. The Fund also outperformed the Morningstar U.S Allocation 50-70% Equity Category peer group, which returned -16.57%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Alternative Funds	1.4%
Bond Funds	39.7%
Foreign Stock Funds	7.2%
Short-Term Investments	8.8%
Stock Funds	49.9%
Net Other Assets and Liabilities	(7.0)%

Aggressive Allocation Fund

Investment Strategy Highlights

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including ETFs, with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

Performance Discussion

The Ultra Series Aggressive Allocation Fund (Class I) returned -14.76% over the 6-month period, outperforming the Aggressive Allocation Fund Custom Index return of -18.32%. The Fund also outperformed the Morningstar U.S. Allocation 70-85% Equity Category peer group, which returned -18.74%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Alternative Funds	1.9%
Bond Funds	20.3%
Foreign Stock Funds	10.5%
Short-Term Investments	9.2%
Stock Funds	65.2%
Net Other Assets and Liabilities	(7.1)%

Core Bond Fund

Investment Strategy Highlights

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

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Performance Discussion

The Ultra Series Core Bond Fund (Class I) returned -10.73% over the 6-month period, slightly underperforming the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -10.35%. The Morningstar Intermediate Core Bond peer group returned -10.77% for the period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Asset Backed Securities	3.4%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.4%
Corporate Notes and Bonds	31.6%
Foreign Corporate Bonds	2.2%
Long Term Municipal Bonds	2.1%
Mortgage Backed Securities	20.0%
Short-Term Investments	1.4%
U.S. Government and Agency Obligations	31.9%
Net Other Assets and Liabilities	0.7%

High Income Fund

Investment Strategy Highlights

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other highyielding securities.

Performance Discussion

The Ultra Series High Income Fund (Class I) returned -11.68% during the period, outperforming the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s -14.03% return. The Fund also outperformed its Morningstar High Yield Bond Category peer group, which returned -13.56%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Bond Funds	3.2%
Communication Services	14.4%
Consumer Discretionary	18.8%
Consumer Staples	6.6%
Energy	3.6%
Financials	20.6%
Health Care	6.2%
Industrials	18.2%
Information Technology	1.9%
Materials	1.2%
Short-Term Investments	6.1%
Utilities	1.5%
Net Other Assets and Liabilities	(2.3)%

Diversified Income Fund

Investment Strategy Highlights

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market

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instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or assetbacked) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts (“ADRs”) and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

Performance Discussion

For the six-month period, the Ultra Series Diversified Income Fund (Class I) returned -9.94% outperforming its custom blended benchmark (50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index) return of -15.19%. The Fund’s Morningstar peer group, the U.S. Allocation 50-70% Equity Category, returned -16.57% over the same period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Asset Backed Securities	0.9%
Collateralized Mortgage Obligations	1.7%
Commercial Mortgage-Backed Securities	0.6%
Common Stocks	67.2%
Corporate Notes and Bonds	9.6%
Foreign Corporate Bonds	0.6%
Long Term Municipal Bonds	0.6%
Mortgage Backed Securities	5.9%
U.S. Government and Agency Obligations	10.8%
Short-Term Investments	2.1%
Net Other Assets and Liabilities	(0.0)%

Large Cap Value Fund

Investment Strategy Highlights

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growthoriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.

Performance Discussion

For the past six months, the Ultra Series Large Cap Value Fund (Class I) returned -9.71%, leading the Russell 1000® Value Index return of -12.86%. The Fund outpaced its Morningstar peer group, the Morningstar Large Value Category, which returned -11.11% for the period.

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SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Communication Services	6.6%
Consumer Discretionary	8.0%
Consumer Staples	10.2%
Energy	8.2%
Financials	16.9%
Health Care	18.1%
Industrials	11.2%
Information Technology	8.9%
Materials	4.2%
Real Estate	2.6%
Short-Term Investments	1.2%
Utilities	3.8%
Net Other Assets and Liabilities	0.1%

Large Cap Growth Fund

Investment Strategy Highlights

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund invests in well established companies with competitive advantages that have demonstrated patterns of consistent growth. To a lesser extent, the Fund may invest in the stocks of less established companies that may offer more rapid growth potential. The Fund invests when a stock trades at a good price in relation to underlying value and the Fund looks to sell or trim a stock when the portfolio manager deems a stock to be overpriced compared to underlying value.

Performance Discussion

The Ultra Series Large Cap Growth Fund (Class I) returned -16.79% for semi-annual period, outperforming the Russell 1000® Large Cap Growth Index return of -28.07%. The Fund bested its peer group, the Morningstar Large Growth Category, which returned -19.53% for the same period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Communication Services	9.1%
Consumer Discretionary	17.3%
Financials	21.9%
Health Care	14.8%
Industrials	12.8%
Information Technology	20.4%
Short-Term Investments	3.7%
Net Other Assets and Liabilities	(0.0)%

Mid Cap Fund

Investment Strategy Highlights

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

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Performance Discussion

The Ultra Series Mid Cap Fund (Class I) returned -18.29% for the semi-annual period, outperforming its benchmark Russell Midcap® Index’s -21.57% return. The Fund outpaced its peer group, the Morningstar Mid-Cap Blend category, which returned -20.76%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Communication Services	7.3%
Consumer Discretionary	16.5%
Consumer Staples	1.1%
Financials	32.3%
Health Care	3.9%
Industrials	16.1%
Information Technology	19.9%
Short-Term Investments	3.7%
Net Other Assets and Liabilities	(0.8)%

International Stock

Investment Strategy Highlights

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Performance Discussion

The Ultra Series International Stock Fund (Class I) returned -21.51% for the past six months lagging the MSCI ACWI ex-USA (net) Index return of -18.42%. The Fund underperformed its peer group, the Morningstar Foreign Large Blend Category, which returned -19.53%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Communication Services	5.2%
Consumer Discretionary	13.1%
Consumer Staples	10.4%
Energy	5.2%
Financials	18.7%
Health Care	8.1%
Industrials	10.4%
Information Technology	15.5%
Materials	9.5%
Short-Term Investments	4.7%
Net Other Assets and Liabilities	(0.8)%

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GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Japan	15.5%
United Kingdom	11.7%
France	8.3%
Germany	8.0%
China	6.8%
India	6.8%
Switzerland	5.6%
Canada	5.2%
United States	4.7%
Brazil	3.6%
Netherlands	3.6%
Mexico	3.4%
Australia	3.2%
Ireland	2.7%
Spain	1.8%
Hong Kong	1.7%
Singapore	1.7%
Denmark	1.5%
Taiwan	1.4%
Israel	1.3%
Italy	1.3%
Norway	1.0%
Net Other Assets and Liabilities	(0.8)%

Target Retirement 2020 Fund

Investment Strategy Highlights

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Performance Discussion

The Ultra Series Madison Target Retirement 2020 Fund (Class I) returned -9.24% in the 6-month period, beating the S&P Target Date® To 2020 Index which returned -12.32%, and the Morningstar Target Date 2020 Category peer group which returned -13.41%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Alternative Funds	1.1%
Bond Funds	73.1%
Foreign Stock Funds	2.0%
Stock Funds	12.2%
Net Other Assets and Liabilities	11.6%

Target Retirement 2030 Fund

Investment Strategy Highlights

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors

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planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Performance Discussion

The Ultra Series Madison Target Retirement 2030 Fund (Class I) returned -9.99% in the 6-month period, outperforming the S&P Target Date® To 2030 Index, which returned -14.92%, and the Morningstar Target Date 2030 Category peer group, which returned -15.73%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Alternative Funds	2.5%
Bond Funds	51.7%
Foreign Stock Funds	4.3%
Stock Funds	25.7%
Net Other Assets and Liabilities	15.8%

Target Retirement 2040 Fund

Investment Strategy Highlights

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Performance Discussion

The Ultra Series Madison Target Retirement 2040 Fund (Class I) returned -10.48% in the 6-month period, outperforming the S&P Target Date® To 2040 Index which returned -17.29%, and the Morningstar Target Date 2040 Category peer group, which returned -15.73%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/22
Alternative Funds	2.9%
Bond Funds	38.8%
Foreign Stock Funds	5.6%
Stock Funds	33.2%
Net Other Assets and Liabilities	19.5%

Target Retirement 2050 Fund

Investment Strategy Highlights

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

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Performance Discussion

The Ultra Series Madison Target Retirement 2050 Fund (Class I) returned -10.73% in the 6-month period, outperforming the S&P Target Date® To 2050 Index which returned -18.40%, and the Morningstar Target Date 2050 Category peer group, which returned -18.12%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETSAS OF 6/30/22
Alternative Funds	3.4%
Bond Funds	30.2%
Foreign Stock Funds	6.8%
Stock Funds	37.6%
Net Other Assets and Liabilities	22.0%

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Benchmark Descriptions

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net). See market index descriptions below.

Hybrid Fund Custom Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE BofA U.S. Corporate, Government & Mortgage Index. See market indexes descriptions below.

*The Custom Index is calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

Market Indexes

The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE BofA U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, governmentrelated and corporate securities, mortgage backed securities, asset backed securities and commercial mortgagebacked securities.

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

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Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

© Morningstar, Inc. All Rights Reserved. The Morningstar related information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Morningstar Percentile rankings note: 1st percentile is top, 99th percentile is bottom.

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

•	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.

•	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.

•	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.

•	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

13

Ultra Series Fund | June 30, 2022

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 96.9%
Alternative Funds - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy ETF	50,255	$906,600

Bond Funds - 62.6%
iShares 20+ Year Treasury Bond ETF (A)	81,535	9,365,925
Janus Henderson Mortgage-Backed Securities ETF	170,570	8,180,537
Madison Core Bond Fund, Class R6 (B)	3,766,816	34,353,366
Schwab Intermediate-Term U.S. Treasury ETF	297,021	15,326,284
Vanguard Short-Term Corporate Bond ETF (A)	154,462	11,779,272
		79,005,384
Foreign Stock Funds - 3.9%
iShares MSCI United Kingdom ETF (A)	21,327	638,957
Vanguard FTSE All-World ex-U.S. ETF	84,686	4,230,913
		4,869,870
Stock Funds - 29.7%
Distillate U.S. Fundamental Stability & Value ETF	80,681	3,123,968
Global X U.S. Preferred ETF (A)	149,684	3,174,798
Invesco S&P 500 Quality ETF	42,199	1,772,358
iShares Core S&P Small-Cap ETF	26,072	2,409,313
Madison Dividend Income Fund, Class R6 (B)	161,975	4,681,087
Madison Investors Fund, Class R6 (B)	339,429	7,966,405
Schwab U.S. Dividend Equity ETF (A)	55,969	4,009,059
SPDR S&P North American Natural Resources ETF (A)	35,881	1,766,063
VanEck Gold Miners ETF	40,699	1,114,339
Vanguard Health Care ETF (A)	5,406	1,273,113
Vanguard Information Technology ETF (A)	19,131	6,247,228
		37,537,731

Total Investment Companies
( Cost $128,993,054 )		122,319,585

SHORT-TERM INVESTMENTS - 21.7%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (C)	4,064,688	4,064,688
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (C) (D)	23,359,550	23,359,550

Total Short-Term Investments
( Cost $27,424,238 )		27,424,238
TOTAL INVESTMENTS - 118.6%( Cost $156,417,292**)		149,743,823
NET OTHER ASSETS AND LIABILITIES - (18.6%)		(23,451,989)

TOTAL NET ASSETS - 100.0%		$126,291,834

**	Aggregate cost for Federal tax purposes was $156,527,946.
(A)	All or a portion of these securities, with an aggregate fair value of $27,239,834, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements

14

Ultra Series Fund | June 30, 2022

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 98.2%
Alternative Funds - 1.4%
Invesco Optimum Yield Diversified Commodity Strategy ETF	101,061	$1,823,140

Bond Funds - 39.7%
iShares 20+ Year Treasury Bond ETF (A)	48,330	5,551,667
Janus Henderson Mortgage-Backed Securities ETF	90,439	4,337,454
Madison Core Bond Fund, Class R6 (B)	2,601,849	23,728,865
Schwab Intermediate-Term U.S. Treasury ETF	180,786	9,328,558
Vanguard Short-Term Corporate Bond ETF (A)	96,042	7,324,163
		50,270,707
Foreign Stock Funds - 7.2%
iShares MSCI United Kingdom ETF (A)	44,678	1,338,553
Vanguard FTSE All World ex-U.S. ETF	155,045	7,746,048
		9,084,601
Stock Funds - 49.9%
Distillate U.S. Fundamental Stability & Value ETF	114,985	4,452,219
Global X U.S. Preferred ETF	120,405	2,553,790
Invesco S&P 500 Quality ETF	43,489	1,826,538
iShares Core S&P Small-Cap ETF	61,113	5,647,452
Madison Dividend Income Fund, Class R6 (B)	286,098	8,268,233
Madison Investors Fund, Class R6 (B)	564,951	13,259,405
Madison Mid Cap Fund, Class R6 (B)	107,113	1,331,418
Schwab U.S. Dividend Equity ETF (A)	69,904	5,007,224
SPDR S&P North American Natural Resources ETF	71,803	3,534,144
VanEck Gold Miners ETF	83,711	2,292,007
Vanguard Health Care ETF	13,589	3,200,210
Vanguard Information Technology ETF	36,549	11,935,076

		63,307,716

Total Investment Companies
( Cost $125,484,877 )		124,486,164

SHORT-TERM INVESTMENTS - 8.8%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (C)	2,129,627	2,129,627
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (C) (D)	9,047,729	9,047,729

Total Short-Term Investments
( Cost $11,177,356 )		11,177,356
TOTAL INVESTMENTS - 107.0% (Cost $136,662,233**)		135,663,520
NET OTHER ASSETS AND LIABILITIES - (7.0%)		(8,839,497)

TOTAL NET ASSETS - 100.0%		$126,824,023

**	Aggregate cost for Federal tax purposes was $137,109,852.
(A)	All or a portion of these securities, with an aggregate fair value of $14,361,956, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements

15

Ultra Series Fund | June 30, 2022

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 97.9%
Alternative Funds - 1.9%
Invesco Optimum Yield Diversified Commodity Strategy ETF	44,083	$795,258

Bond Funds - 20.3%
iShares 20+ Year Treasury Bond ETF (A)	8,408	965,827
Janus Henderson Mortgage-Backed Securities ETF	14,973	718,105
Madison Core Bond Fund, Class R6 (B)	374,204	3,412,736
Schwab Intermediate-Term U.S. Treasury ETF	36,191	1,867,456
Vanguard Short-Term Corporate Bond ETF (A)	19,080	1,455,041
		8,419,165
Foreign Stock Funds - 10.5%
iShares MSCI Emerging Markets Asia ETF (A)	6,125	417,112
iShares MSCI United Kingdom ETF (A)	21,684	649,653
Vanguard FTSE All World ex-U.S. ETF	66,411	3,317,894
		4,384,659
Stock Funds - 65.2%
Distillate U.S. Fundamental Stability & Value ETF	53,953	2,089,060
Invesco S&P 500 Quality ETF	47,753	2,005,626
iShares Core S&P Small-Cap ETF	27,952	2,583,044
Madison Dividend Income Fund, Class R6 (B)	121,179	3,502,066
Madison Investors Fund, Class R6 (B)	202,140	4,744,236
Madison Mid Cap Fund, Class R6 (B)	44,774	556,540
Schwab U.S. Dividend Equity ETF (A)	28,638	2,051,340
SPDR S&P North American Natural Resources ETF (A)	34,956	1,720,534
VanEck Gold Miners ETF	41,635	1,139,966
Vanguard Health Care ETF	5,779	1,360,955
Vanguard Information Technology ETF (A)	16,362	5,343,011
		27,096,378

Total Investment Companies
( Cost $40,870,999 )		40,695,460

SHORT-TERM INVESTMENTS - 9.2%
Short-Term Investments - 9.2%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (C)	866,474	866,474
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (C) (D)	2,957,439	2,957,439

		3,823,913

Total Short-Term Investments
( Cost $3,823,913 )		3,823,913
TOTAL INVESTMENTS - 107.1% ( Cost $44,694,912** )		44,519,373
NET OTHER ASSETS AND LIABILITIES - (7.1%)		(2,962,399)
TOTAL NET ASSETS - 100.0%		$41,556,974

**	Aggregate cost for Federal tax purposes was $44,880,352.
(A)	All or a portion of these securities, with an aggregate fair value of $4,500,955, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Affiliated Company (see Note 12).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements

16

Ultra Series Fund | June 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 3.4%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$115,129	$112,916
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,028
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	224,611
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	31,269	31,261
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	335,465	325,584
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	94,572	94,297
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	96,141	93,936
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	131,566	127,786
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	154,873	150,053
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	296,957	284,348
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	310,873	300,832
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	62,762	62,613
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	286,444
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	493,979
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	247,250
Wheels SPV 2 LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	146,609	146,186

Total Asset Backed Securities
( Cost $3,192,581 )		3,082,124

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D)	110,342	108,895
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C)	314,098	290,718
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO	700,068	61,626
Federal National Mortgage Association REMICS, Series 2011-31, Class DB	148,275	148,563
Federal National Mortgage Association REMICS, Series 2011-36, Class QB	220,568	224,870
Federal National Mortgage Association REMICS, Series 2005-79, Class LT	215,900	230,469
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO	1,890,611	314,876
Federal National Mortgage Association REMICS, Series 2016-21, Class BA	68,916	68,796
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO	704,937	33,745
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C)	309,101	304,226
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C)	222,451	204,781
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO	86,145	1,519
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C)	22,946	22,512
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C)	71,658	67,881
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C)	337,837	289,286
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C)	404,941	368,977
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C)	152,914	137,247
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C)	6,557	6,488
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C)	74,773	72,317
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C)	189,998	172,839
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C)	305,500	278,368
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C)	265,539	247,353
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C)	214,422	203,898
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C)	10,449	10,296

Total Collateralized Mortgage Obligations
( Cost $4,406,136 )		3,870,546

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	191,652	189,631
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.426%, 9/25/26	11,547,707	126,504

See accompanying Notes to Financial Statements

17

Ultra Series Fund | June 30, 2022

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	$650,000	$639,638
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.209%, 11/25/27	236,214	232,367
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.884%, 11/25/47	500,000	499,593
FREMF Mortgage Trust, Series 2015-K44, Class B, (A) (B) (C), 3.846%, 1/25/48	450,000	440,973
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	4,940,000	—

Total Commercial Mortgage-Backed Securities
( Cost $2,173,080 )		2,128,706

CORPORATE NOTES AND BONDS - 31.6%

Communication Services - 2.5%
AT&T, Inc., 2.25%, 2/1/32	500,000	409,143
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	171,215
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	400,000	400,592
Discovery Communications LLC, 5%, 9/20/37	250,000	224,695
Expedia Group, Inc., 3.25%, 2/15/30	350,000	292,372
T-Mobile USA, Inc., 2.625%, 4/15/26	225,000	204,188
Verizon Communications, Inc., 3.875%, 2/8/29	300,000	290,832
Verizon Communications, Inc., 4.4%, 11/1/34	300,000	289,195
		2,282,232
Consumer Discretionary - 2.7%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	234,835
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	200,000	183,757
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	144,375
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	196,000
Lowe’s Cos., Inc., 3%, 10/15/50	500,000	351,695
Lowe’s Cos., Inc., 4.25%, 4/1/52	250,000	217,439
Magallanes, Inc. (A), 5.141%, 3/15/52	175,000	147,848
Magallanes, Inc. (A), 5.391%, 3/15/62	75,000	63,020
McDonald’s Corp., 4.875%, 12/9/45	400,000	395,040
QVC, Inc., 4.75%, 2/15/27	225,000	177,750
Tractor Supply Co., 1.75%, 11/1/30	200,000	157,552
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	176,000	171,352
		2,440,663
Consumer Staples - 1.5%
General Mills, Inc. (E), 2.875%, 4/15/30	200,000	177,557
Hormel Foods Corp., 1.8%, 6/11/30	200,000	168,113
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	239,739
Mars, Inc. (A), 3.875%, 4/1/39	350,000	317,861
Mars, Inc. (A), 2.375%, 7/16/40	350,000	255,948

Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	138,862
		1,298,080
Energy - 2.8%
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	150,000	135,482
Energy Transfer LP, 5.25%, 4/15/29	300,000	297,726
EnLink Midstream Partners LP, 5.45%, 6/1/47	550,000	389,257
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	283,721
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	278,457
MPLX LP, 4.8%, 2/15/29	50,000	49,266
MPLX LP, 2.65%, 8/15/30	200,000	167,363
ONEOK, Inc., 5.85%, 1/15/26	100,000	103,762
Phillips 66, 2.15%, 12/15/30	250,000	204,748
Pioneer Natural Resources Co., 2.15%, 1/15/31	200,000	165,105
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	142,970
Valero Energy Corp., 4%, 6/1/52	100,000	80,292
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	246,831
		2,544,980
Financials - 11.8%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	250,000	251,732
Aflac, Inc., 4.75%, 1/15/49	400,000	386,443
Air Lease Corp., 1.875%, 8/15/26	250,000	216,272
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	130,106
Bank of New York Mellon Corp., Series I, (5 year CMT + 2.630%) (C), 3.75%, 12/20/26	200,000	163,401
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	160,694

Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	194,050
BlackRock, Inc., 2.1%, 2/25/32	350,000	289,928
Capital One Financial Corp., (SOFR + 2.057%) (C), 4.927%, 5/10/28	200,000	198,356

See accompanying Notes to Financial Statements

18

Ultra Series Fund | June 30, 2022

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Capital One Financial Corp., (SOFR + 1.790%) (C), 3.273%, 3/1/30	$250,000	$221,665
Charles Schwab Corp., Series H, (10 year CMT + 3.079%) (C), 4%, 12/1/30	350,000	267,402
Citigroup, Inc., (3 mo. USD LIBOR + 1.192%) (C), 4.075%, 4/23/29	300,000	286,690
Citigroup, Inc., (SOFR + 2.086%) (C), 4.91%, 5/24/33	250,000	246,840
Discover Bank, 3.45%, 7/27/26	75,000	70,935
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	90,012
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	160,600
Fifth Third Bancorp, (SOFR + 1.660%) (C), 4.337%, 4/25/33	200,000	190,716
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	200,000	160,446
Goldman Sachs BDC, Inc., (E), 2.875%, 1/15/26	200,000	180,473
Goldman Sachs Group, Inc., (SOFR + 0.913%) (C), 1.948%, 10/21/27	400,000	356,172
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	500,000	392,413
Huntington National Bank, (SOFR + 1.205%) (C), 4.008%, 5/16/25	250,000	249,900

Intercontinental Exchange, Inc., 4.6%, 3/15/33	250,000	249,249
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	102,143
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	250,000	193,477
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C), 4%, 4/1/25	150,000	123,563
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (C), 1.04%, 2/4/27	400,000	354,186
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	188,606
Liberty Mutual Group, Inc. (A), 4.25%, 6/15/23	166,000	165,900
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	400,000	394,087
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	108,550
M&T Bank Corp., 3.55%, 7/26/23	250,000	249,476
Morgan Stanley, (SOFR + 1.990%) (C), 2.188%, 4/28/26	175,000	163,974
Morgan Stanley, (SOFR + 0.879%) (C), 1.593%, 5/4/27	250,000	222,182
Morgan Stanley, (SOFR + 1.020%) (C), 1.928%, 4/28/32	250,000	198,790
NASDAQ, Inc., 1.65%, 1/15/31	200,000	156,978
Old Republic International Corp., 3.85%, 6/11/51	250,000	189,906
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	183,149
PNC Bank NA, 2.7%, 10/22/29	125,000	109,173
Public Storage, 1.95%, 11/9/28	125,000	108,243
Regions Financial Corp., 1.8%, 8/12/28	495,000	422,134
SBA Communications Corp., 3.875%, 2/15/27	250,000	227,812
State Street Corp., (SOFR + 1.490%) (C), 3.031%, 11/1/34	125,000	110,854
STORE Capital Corp., 4.5%, 3/15/28	200,000	195,399
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	230,429
Truist Bank, 2.25%, 3/11/30	325,000	272,782
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	300,000	269,573
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	250,000	224,218
Western Union Co., 2.85%, 1/10/25	125,000	119,983
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	218,628
		10,618,690
Health Care - 1.9%
Baxter International, Inc., 2.272%, 12/1/28	300,000	262,645
Centene Corp., 2.45%, 7/15/28	300,000	250,383
Cigna Corp., 4.375%, 10/15/28	50,000	49,608
Cigna Corp., 4.9%, 12/15/48	200,000	193,127
CVS Health Corp., 5.125%, 7/20/45	250,000	242,004
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	212,483
United Rentals North America, Inc., 5.5%, 5/15/27	150,000	147,100
Viatris, Inc., 2.7%, 6/22/30	400,000	322,190
		1,679,540
Industrials - 3.6%
Ball Corp., 4.875%, 3/15/26	250,000	245,938
Block, Inc. (A), 2.75%, 6/1/26	300,000	266,169
Boeing Co., 3.625%, 2/1/31	200,000	173,856
Boeing Co., 5.805%, 5/1/50	350,000	323,880
Carlisle Cos., Inc. (E), 3.5%, 12/1/24	200,000	197,904
Carrier Global Corp., 3.577%, 4/5/50	150,000	114,269
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	259,772
Quanta Services, Inc., 2.9%, 10/1/30	250,000	206,477
TD SYNNEX Corp. (A), 1.75%, 8/9/26	500,000	441,034
TD SYNNEX Corp. (A), 2.65%, 8/9/31	200,000	161,779
Textron, Inc., 2.45%, 3/15/31	250,000	205,932
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	192,940

See accompanying Notes to Financial Statements

19

Ultra Series Fund | June 30, 2022

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Vulcan Materials Co., 3.5%, 6/1/30	$200,000	$181,758
WRKCo, Inc., 3.9%, 6/1/28	250,000	241,632
		3,213,340

Information Technology - 2.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,157
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	77,580
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	275,000	186,339
Fiserv, Inc., 3.5%, 7/1/29	200,000	182,827
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	137,731
HP, Inc., 2.65%, 6/17/31	400,000	322,380
Intuit, Inc., 1.65%, 7/15/30	250,000	206,090
Lam Research Corp., 1.9%, 6/15/30	350,000	295,765
Marvell Technology, Inc., 4.2%, 6/22/23	400,000	399,451
Oracle Corp., 3.95%, 3/25/51	400,000	295,632
VMware, Inc., 2.2%, 8/15/31	250,000	197,409
		2,310,361
Materials - 0.8%
Arconic Corp. (A), 6%, 5/15/25	150,000	146,297
DuPont de Nemours, Inc., 4.725%, 11/15/28	300,000	301,509
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	297,363
		745,169
Utilities - 1.4%
AES Corp., 1.375%, 1/15/26	450,000	397,306
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	161,647
Duke Energy Corp., 3.75%, 9/1/46	400,000	316,907
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	180,917
Wisconsin Electric Power Co., 1.7%, 6/15/28	250,000	218,192
		1,274,969

Total Corporate Notes and Bonds
( Cost $32,535,532 )		28,408,024

FOREIGN CORPORATE BONDS - 2.2%

Communication Services - 0.5%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	250,000	207,266
Vodafone Group PLC, 5%, 5/30/38	250,000	240,489
		447,755
Financials - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	262,502
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	188,595
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	259,716
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	247,956
		958,769
Health Care - 0.7%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	161,750
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	175,678
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	273,797
		611,225

Total Foreign Corporate Bonds
( Cost $2,321,104 )		2,017,749

LONG TERM MUNICIPAL BONDS - 2.1%
General - 2.1%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	816,480
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,113,991

Total Long Term Municipal Bonds
( Cost $2,031,139 )		1,930,471

MORTGAGE BACKED SECURITIES - 20.0%

Fannie Mae - 12.6%
3%, 9/1/30 Pool # 890696	435,245	434,174
3%, 12/1/30 Pool # AL8924	177,689	176,821
7%, 11/1/31 Pool # 607515	13,697	14,438
3.5%, 12/1/31 Pool # MA0919	46,995	47,067
6.5%, 3/1/32 Pool # 631377	16,188	16,996
7%, 5/1/32 Pool # 644591	5,045	5,130
6.5%, 6/1/32 Pool # 545691	101,540	108,446
3.5%, 8/1/32 Pool # MA3098	51,912	52,020
5.5%, 11/1/33 Pool # 555880	144,229	153,144
4%, 2/1/35 Pool # MA2177	496,195	505,146
5%, 8/1/35 Pool # 829670	176,837	184,694
5%, 9/1/35 Pool # 820347	256,146	269,643
5%, 9/1/35 Pool # 835699	218,073	225,278
3.5%, 12/1/35 Pool # MA2473	277,609	277,348
5%, 12/1/35 Pool # 850561	63,502	66,697
4%, 6/1/36 Pool # AL8618	131,903	134,272
5.5%, 10/1/36 Pool # 901723	73,184	76,272
6.5%, 10/1/36 Pool # 894118	223,195	236,958
6%, 11/1/36 Pool # 902510	227,134	248,968
6%, 10/1/37 Pool # 947563	204,320	224,008

See accompanying Notes to Financial Statements

20

Ultra Series Fund | June 30, 2022

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
6.5%, 8/1/38 Pool # 987711	$283,828	$310,720
3%, 11/1/39 Pool # MA3831	57,288	54,644
4%, 1/1/41 Pool # AB2080	482,128	488,193
2.5%, 5/1/41 Pool # MA4334	441,842	407,490
4.5%, 7/1/41 Pool # AB3274	203,058	209,850
5.5%, 7/1/41 Pool # AL6588	447,645	481,082
4%, 9/1/41 Pool # AJ1406	231,773	234,117
3.5%, 6/1/42 Pool # AO4136	501,304	493,386
4%, 6/1/42 Pool # MA1087	138,524	140,270
3.5%, 8/1/42 Pool # AP2133	231,568	227,910
3.5%, 9/1/42 Pool # AB6228	438,665	431,753
4%, 10/1/42 Pool # AP7363	331,912	335,479
3.5%, 3/1/43 Pool # AT0310	310,762	305,860
4%, 1/1/45 Pool # AS4257	69,480	70,052
4.5%, 2/1/45 Pool # MA2193	260,874	268,949
3.5%, 11/1/45 Pool # BA4907	147,972	144,921
3.5%, 12/1/45 Pool # AS6309	120,955	118,455
4.5%, 10/1/46 Pool # MA2783	28,578	29,212
4%, 12/1/46 Pool # BD2379	90,439	90,663
3%, 1/1/47 Pool # BE0108	246,007	233,352
2.5%, 12/1/47 Pool # FM3165	503,552	457,087
4%, 7/1/48 Pool # MA3415	124,727	124,720
4%, 11/1/50 Pool # FM5530	334,591	333,056
4%, 5/1/52 Pool # CB3627	744,822	737,143
4%, 5/1/52 Pool # CB3678	249,390	246,509
4%, 5/1/52 Pool # FS1704	194,422	193,862
3.5%, 6/1/52 Pool # CB3845	749,182	724,131
		11,350,386

Freddie Mac - 7.3%
4.5%, 2/1/25 Pool # J11722	28,456	29,137
4.5%, 5/1/25 Pool # J12247	59,406	60,828
8%, 6/1/30 Pool # C01005	6,389	6,984
7%, 3/1/31 Pool # C48129	31,831	32,010
2.5%, 2/1/32 Pool # ZS8641	116,765	114,693
5.5%, 11/1/34 Pool # A28282	181,896	189,764
2.5%, 6/1/35 Pool # RC1421	198,962	190,674
5.5%, 1/1/37 Pool # G04593	94,567	101,670
2%, 3/1/41 Pool # RB5105	425,169	380,928
4%, 10/1/41 Pool # Q04092	244,058	246,771
3%, 9/1/42 Pool # C04233	650,579	623,404
3%, 4/1/43 Pool # V80025	827,878	789,257
3%, 4/1/43 Pool # V80026	820,591	785,799
3.5%, 8/1/44 Pool # Q27927	233,135	229,669
3%, 7/1/45 Pool # G08653	269,603	256,721
3.5%, 8/1/45 Pool # Q35614	361,641	354,920
3%, 10/1/46 Pool # G60722	424,525	402,925
4%, 3/1/47 Pool # Q46801	114,910	115,389
3.5%, 12/1/47 Pool # Q52955	157,741	154,615
2.5%, 4/1/48 Pool # QA2240	400,435	363,407
3%, 7/1/49 Pool # QA1033	221,098	206,564
3.5%, 4/1/52 Pool # SD0960	747,162	725,415
3.5%, 5/1/52 Pool # RA7380	248,607	239,890
		6,601,434
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	20,749	21,935
6.5%, 4/20/31 Pool # 3068	14,800	15,790
		37,725

Total Mortgage Backed Securities
( Cost $18,643,815 )		17,989,545

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.9%

U.S. Treasury Bonds - 10.0%
6.625%, 2/15/27	2,000,000	2,305,156
4.500%, 5/15/38	2,000,000	2,367,969
3.750%, 8/15/41	750,000	792,100
3.000%, 5/15/45	750,000	700,225
2.500%, 5/15/46	500,000	426,914
3.375%, 11/15/48	500,000	512,031
1.250%, 5/15/50	1,500,000	962,988
1.875%, 2/15/51	1,250,000	945,850
		9,013,233
U.S. Treasury Notes - 21.9%
2.750%, 2/15/24	1,000,000	997,187
2.250%, 11/15/25	2,250,000	2,193,926
0.375%, 1/31/26	1,750,000	1,593,183
1.500%, 8/15/26	2,500,000	2,350,879
2.375%, 5/15/27	3,450,000	3,344,883
2.875%, 5/15/28	3,000,000	2,970,000
2.625%, 2/15/29	2,250,000	2,194,805
0.625%, 8/15/30	1,750,000	1,454,346
1.375%, 11/15/31	3,000,000	2,609,531
		19,708,740

Total U.S. Government and Agency Obligations
( Cost $30,086,103 )		28,721,973

See accompanying Notes to Financial Statements

21

Ultra Series Fund | June 30, 2022

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (F)	922,369	$922,369
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (F) (G)	348,383	348,383

Total Short-Term Investments
( Cost $1,270,752 )		1,270,752

TOTAL INVESTMENTS - 99.3% ( Cost $96,660,242**)		89,419,890
NET OTHER ASSETS AND LIABILITIES - 0.7%		614,363
TOTAL NET ASSETS - 100.0%		$90,034,253

**	Aggregate cost for Federal tax purposes was $96,703,541.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of June 30, 2022.
(D)	Stepped rate security. Rate shown is as of June 30, 2022.
(E)	All or a portion of these securities, with an aggregate fair value of $342,039, are on loan as part of a securities lending program. See footnote (G) and Note 10 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
USD	United States Dollar

See accompanying Notes to Financial Statements

22

Ultra Series Fund | June 30, 2022

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 84.6%

Communication Services - 13.8%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$128,620
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	126,370
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	145,000	124,131
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	191,812
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	208,332
Lamar Media Corp., 4.875%, 1/15/29	180,000	161,945
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	180,000	145,462
Millennium Escrow Corp. (A), 6.625%, 8/1/26	225,000	183,559
Netflix, Inc., 6.375%, 5/15/29	100,000	100,510
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	99,578
Sprint Corp., 7.125%, 6/15/24	275,000	282,219
Viasat, Inc. (A), 6.5%, 7/15/28	150,000	103,323
		1,855,861
Consumer Discretionary - 13.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	300,000	275,636
Delta Air Lines, Inc. (B), 7.375%, 1/15/26	125,000	124,656
Genting New York LLC/GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	179,456
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	392,000
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	175,000	170,625
QVC, Inc., 4.375%, 9/1/28	160,000	118,400
RHP Hotel Properties LP/RHP Finance Corp. (A) (B), 4.5%, 2/15/29	115,000	97,508
RLJ Lodging Trust LP (A), 3.75%, 7/1/26	150,000	129,866
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	111,563
Vail Resorts, Inc. (A), 6.25%, 5/15/25	200,000	199,754
		1,799,464
Consumer Staples - 6.6%
B&G Foods, Inc., 5.25%, 9/15/27	220,000	190,287
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	113,738
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	125,000	117,639
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	100,000	86,556
Performance Food Group, Inc. (A), 5.5%, 10/15/27	215,000	199,035
U.S. Foods, Inc. (A), 6.25%, 4/15/25	175,000	174,562
		881,817
Energy - 3.6%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	110,000
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	138,050
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	142,970
Sunoco LP/Sunoco Finance Corp. (A), 4.5%, 4/30/30	110,000	88,812
		479,832

Financials - 20.6%
Bread Financial Holdings, Inc. (A) (C), 4.75%, 12/15/24	500,000	458,000
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	117,754
Diversified Healthcare Trust, 9.75%, 6/15/25	75,000	73,969
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	235,780
Home Point Capital, Inc. (A), 5%, 2/1/26	130,000	89,700
Iron Mountain, Inc. (A), 4.875%, 9/15/27	250,000	225,888
Iron Mountain, Inc. (A), 5.25%, 7/15/30	135,000	117,368
Jefferies Finance LLC/JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	164,500
LPL Holdings, Inc. (A), 4%, 3/15/29	100,000	85,556
MGIC Investment Corp., 5.25%, 8/15/28	200,000	179,090
MPT Operating Partnership LP/MPT Finance Corp., 5%, 10/15/27	300,000	274,401
MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	150,000	117,000
NFP Corp. (A), 6.875%, 8/15/28	125,000	104,000
OneMain Finance Corp., 3.875%, 9/15/28	195,000	149,175
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	150,000
SBA Communications Corp., 3.875%, 2/15/27	235,000	214,144
		2,756,325

Health Care - 3.8%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	41,125
HCA, Inc., 5.875%, 2/15/26	250,000	251,258
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	144,570
Medline Borrower LP (A), 3.875%, 4/1/29	90,000	76,743
		513,696
Industrials - 18.2%
ADT Security Corp., 4.125%, 6/15/23	225,000	221,004
Brink’s Co. (A), 5.5%, 7/15/25	125,000	120,295
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	190,000	150,807
EnerSys (A), 4.375%, 12/15/27	125,000	110,000
Madison IAQ LLC (A), 4.125%, 6/30/28	200,000	165,189
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	90,000	76,582

See accompanying Notes to Financial Statements

23

Ultra Series Fund | June 30, 2022

High Income Fund Portfolio of Investments (unaudited)- continued

	Par Value	Value (Note 2,3)
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	$300,000	$279,000
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	297,750
Sealed Air Corp. (A) (B), 5%, 4/15/29	100,000	93,500
Spirit AeroSystems, Inc. (A), 5.5%, 1/15/25	250,000	231,250
Spirit AeroSystems, Inc. (A), 7.5%, 4/15/25	250,000	232,187
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	265,292
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	199,868
		2,442,724
Information Technology - 1.9%
Pitney Bowes, Inc. (A) (B), 6.875%, 3/15/27	210,000	166,406
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	90,750
		257,156

Materials - 1.2%
Arconic Corp. (A), 6.125%, 2/15/28	175,000	161,367

Utilities - 1.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	93,243
Calpine Corp. (A), 3.75%, 3/1/31	135,000	109,134
		202,377

Total Corporate Notes and Bonds
( Cost $12,821,760 )		11,350,619

FOREIGN CORPORATE BONDS - 8.4%

Communication Service - 0.6%
Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	73,530

Consumer Discretionary - 5.4%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	145,246
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A), 5.75%, 1/20/26	175,000	155,698
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	226,250
Royal Caribbean Cruises Ltd. (A), 9.125%, 6/15/23	200,000	197,521
		724,715
Health Care - 2.4%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (A) (D), 10%, 4/15/25	425,000	320,875

Total Foreign Corporate Bonds
( Cost $1,459,631 )		$1,119,120

EXCHANGE TRADED FUNDS - 3.2%

	Shares
Bond Funds - 3.2%
iShares iBoxx High Yield Corporate Bond ETF	5,900	434,299

Total Exchange Traded Funds
( Cost $508,730 )		434,299

SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (E)	342,337	342,337
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (E) (F)	474,810	474,810

Total Short-Term Investments
( Cost $817,147 )		817,147

TOTAL INVESTMENTS - 102.3% (Cost $15,607,268**)		13,721,185
NET OTHER ASSETS AND LIABILITIES - (2.3%)		(310,017)

TOTAL NET ASSETS - 100.0%		$13,411,168

**	Aggregate cost for Federal tax purposes was $15,607,561.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	All or a portion of these securities, with an aggregate fair value of $465,846, are on loan as part of a securities lending program. See footnote (F) and Note 10 for details on the securities lending program.
(C)	Restricted. The aggregate cost of such securities is $500,000. The aggregate value is $458,000,representing 3.42% of net assets.
(D)	In default. Issuer is bankrupt.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements

24

Ultra Series Fund | June 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 67.2%

Communication Services - 4.5%
Comcast Corp., Class A	111,000	$4,355,640
Verizon Communications, Inc.	89,400	4,537,050
		8,892,690
Consumer Discretionary - 5.5%
Home Depot, Inc.	15,500	4,251,185
McDonald’s Corp.	19,400	4,789,472
Starbucks Corp.	22,300	1,703,497
		10,744,154
Consumer Staples - 6.9%
Archer-Daniels-Midland Co.	44,250	3,433,800
Coca-Cola Co.	38,600	2,428,326
Colgate-Palmolive Co.	19,100	1,530,674
PepsiCo, Inc.	24,056	4,009,173
Procter & Gamble Co.	15,400	2,214,366
		13,616,339
Energy - 5.5%
Baker Hughes Co.	132,600	3,828,162
EOG Resources, Inc.	32,400	3,578,256
Kinder Morgan, Inc.	200,000	3,352,000
		10,758,418
Financials - 11.5%
Aflac, Inc.	49,400	2,733,302
BlackRock, Inc.	6,000	3,654,240
CME Group, Inc.	20,500	4,196,350
JPMorgan Chase & Co.	25,600	2,882,816
Northern Trust Corp.	24,600	2,373,408
Travelers Cos., Inc.	30,400	5,141,552
U.S. Bancorp	37,600	1,730,352
		22,712,020
Health Care - 12.3%
Bristol-Myers Squibb Co.	80,900	6,229,300
CVS Health Corp.	48,900	4,531,074
Johnson & Johnson	33,550	5,955,460
Medtronic PLC	42,950	3,854,763
Pfizer, Inc.	71,400	3,743,502
		24,314,099
Industrials - 7.7%
Caterpillar, Inc.	6,500	1,161,940
Emerson Electric Co.	25,500	2,028,270
Fastenal Co.	54,100	2,700,672
Honeywell International, Inc.	19,000	3,302,390
PACCAR, Inc.	44,500	3,664,130
Union Pacific Corp.	10,900	2,324,752
		15,182,154

Information Technology - 6.0%
Analog Devices, Inc.	9,600	$1,402,464
Automatic Data Processing, Inc.	8,150	1,711,826
Cisco Systems, Inc.	88,700	3,782,168
Paychex, Inc.	13,450	1,531,552
Texas Instruments, Inc.	22,200	3,411,030
		11,839,040
Materials - 2.9%
Air Products & Chemicals, Inc.	5,700	1,370,736
Newmont Corp.	43,600	2,601,612
Nucor Corp.	16,400	1,712,324
		5,684,672
Real Estate - 1.8%
American Tower Corp., REIT	13,600	3,476,024

Utilities - 2.6%
Dominion Energy, Inc.	64,500	5,147,745

Total Common Stocks
( Cost $96,727,521 )		132,367,355

	Par Value
ASSET BACKED SECURITIES - 0.9%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	38,376	37,639
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,028
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	129,775
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	26,802	26,795
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	149,096	144,704
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	94,572	94,296
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	96,141	93,936
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	131,566	127,786
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	154,873	150,053
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	188,073	180,087
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	155,437	150,416
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	62,762	62,613

See accompanying Notes to Financial Statements

25

Ultra Series Fund | June 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	$200,000	$190,963
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100,000	98,796
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	148,350

Total Asset Backed Securities
( Cost $1,788,919 )		1,736,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	147,811	136,808
Federal Home Loan Mortgage Corp. REMICS, Series 4037, Class B, 3%, 4/15/27	270,949	269,886

Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 1.676%, 10/25/33	170,005	167,324
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (C), 1.926%, 12/25/41	236,929	231,882
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	138,390	138,659
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	212,187	216,325
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	197,008	210,303
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	961,890	160,200
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	41,350	41,277
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	179,104	164,035
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	177,633	152,105
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	45,601	43,197
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	304,053	260,357
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	111,691	95,640
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	202,470	184,489
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	45,874	41,174
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	3,934	3,893
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	113,999	103,703
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	305,500	278,368
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	290,745	264,124
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	148,961	138,759
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	107,211	101,949

Total Collateralized Mortgage Obligations
( Cost $3,648,101 )		3,404,457

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	127,768	126,421
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	295,217
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.884%, 11/25/47	400,000	399,675
FREMF Mortgage Trust, Series 2015-K44, Class B, (A) (B) (C), 3.846%, 1/25/48	300,000	293,982
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	2,190,000	-

Total Commercial Mortgage-Backed Securities
( Cost $1,143,698 )		1,115,295

See accompanying Notes to Financial Statements

26

Ultra Series Fund | June 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 9.6%

Communication Services - 1.2%
AT&T, Inc., 2.25%, 2/1/32	$200,000	163,657
AT&T, Inc., 4.75%, 5/15/46	500,000	465,434
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	300,000	300,444
Comcast Corp., 4.15%, 10/15/28	275,000	274,567
Discovery Communications LLC, 5%, 9/20/37	300,000	269,634
eBay, Inc., 1.9%, 3/11/25	50,000	47,007
eBay, Inc. (D), 2.6%, 5/10/31	250,000	208,384
Expedia Group, Inc., 3.25%, 2/15/30	250,000	208,837
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	90,750
Verizon Communications, Inc., 4.329%, 9/21/28	309,000	307,577
		2,336,291
Consumer Discretionary - 0.6%
7-Eleven, Inc. (A), 1.8%, 2/10/31	125,000	97,848
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	98,000
Lowe’s Cos., Inc., 3%, 10/15/50	300,000	211,017
Lowe’s Cos., Inc., 4.25%, 4/1/52	125,000	108,719
Magallanes, Inc. (A), 5.141%, 3/15/52	75,000	63,363
Magallanes, Inc. (A), 5.391%, 3/15/62	50,000	42,013
Southwest Airlines Co., 5.25%, 5/4/25	75,000	76,478
Southwest Airlines Co., 5.125%, 6/15/27	300,000	303,578
Tractor Supply Co., 1.75%, 11/1/30	125,000	98,470
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	123,000	119,752
		1,219,238
Consumer Staples - 0.4%
Conagra Brands, Inc., 0.5%, 8/11/23	250,000	241,087

Hormel Foods Corp., 1.8%, 6/11/30	75,000	63,043
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	100,000	79,913
Mars, Inc. (A), 3.875%, 4/1/39	150,000	136,226
Mars, Inc. (A), 2.375%, 7/16/40	250,000	182,820
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	46,287
Sysco Corp., 5.95%, 4/1/30	58,000	61,986
		811,362
Energy - 1.5%
Energy Transfer LP, 5.25%, 4/15/29	100,000	99,242
Exxon Mobil Corp. (D), 4.114%, 3/1/46	375,000	344,013
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	236,434
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	126,571
MPLX LP, 4.8%, 2/15/29	150,000	147,798
MPLX LP, 2.65%, 8/15/30	100,000	83,682
Phillips 66, 2.15%, 12/15/30	250,000	204,748
Phillips 66, 4.65%, 11/15/34	275,000	267,785
Pioneer Natural Resources Co., 2.15%, 1/15/31	125,000	103,190
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	25,868
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	368,817
Valero Energy Corp., 6.625%, 6/15/37	500,000	545,090
Valero Energy Corp., 4%, 6/1/52	75,000	60,219
Valero Energy Partners LP (D), 4.5%, 3/15/28	350,000	345,563
		2,959,020
Financials - 2.9%
Air Lease Corp. (D), 1.875%, 8/15/26	150,000	129,763
Bank of America Corp., (SOFR + 1.060%) (C), 2.087%, 6/14/29	100,000	85,748
Bank of America Corp., (5 year CMT + 2.000%) (C) (D), 3.846%, 3/8/37	100,000	86,737
Bank of New York Mellon Corp., Series I, (5 year CMT + 2.630%) (C), 3.75%, 12/20/26	200,000	163,401
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	80,347
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	125,000	107,806
BlackRock, Inc. (D), 2.1%, 2/25/32	100,000	82,837
Brixmor Operating Partnership LP, 3.65%, 6/15/24	100,000	98,633
Capital One Financial Corp., (SOFR + 2.057%) (C), 4.927%, 5/10/28	125,000	123,972
Capital One Financial Corp., (SOFR + 1.790%) (C), 3.273%, 3/1/30	100,000	88,666
Cboe Global Markets, Inc., 3.65%, 1/12/27	300,000	292,200
Charles Schwab Corp., Series H, (10 year CMT + 3.079%) (C), 4%, 12/1/30	150,000	114,601
Citigroup, Inc., (SOFR + 2.086%) (C), 4.91%, 5/24/33	125,000	123,420
Empower Finance 2020 LP (A), 3.075%, 9/17/51	75,000	54,007

Fifth Third Bancorp, 2.55%, 5/5/27	125,000	114,715
Fifth Third Bancorp, (SOFR + 1.660%) (C), 4.337%, 4/25/33	125,000	119,197
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	100,000	80,223
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	100,000	90,237

See accompanying Notes to Financial Statements

27

Ultra Series Fund | June 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Goldman Sachs Group, Inc., (SOFR + 0.913%) (C), 1.948%, 10/21/27	$250,000	$222,607
Healthpeak Properties, Inc., 3.25%, 7/15/26	100,000	96,393
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	300,000	235,448
Intercontinental Exchange, Inc., 4.6%, 3/15/33	100,000	99,700
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	81,715
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	175,000	135,434
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C), 4%, 4/1/25	150,000	123,563
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (C) (D), 1.04%, 2/4/27	250,000	221,366
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	94,303
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	50,000	36,183
Morgan Stanley, 3.875%, 1/27/26	200,000	197,185
Morgan Stanley, (SOFR + 0.879%) (C), 1.593%, 5/4/27	150,000	133,309
Morgan Stanley, (SOFR + 1.020%) (C), 1.928%, 4/28/32	250,000	198,790
NASDAQ, Inc. (D), 1.65%, 1/15/31	400,000	313,956
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	200,000	162,799
STORE Capital Corp. (D), 4.5%, 3/15/28	200,000	195,399
Synchrony Financial, 3.7%, 8/4/26	250,000	232,325
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	76,810
Truist Bank, 2.25%, 3/11/30	50,000	41,966
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	200,000	179,715
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	175,000	156,953
Welltower, Inc., 2.05%, 1/15/29	150,000	126,511
Western Union Co., 2.85%, 1/10/25	200,000	191,973
Weyerhaeuser Co., 3.375%, 3/9/33	100,000	87,451
		5,678,364
Health Care - 1.0%
Baxter International, Inc., 2.272%, 12/1/28	300,000	262,645
Cigna Corp., 4.375%, 10/15/28	50,000	49,608
Cigna Corp., 4.9%, 12/15/48	100,000	96,563
CVS Health Corp., 5.125%, 7/20/45	400,000	387,207
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	63,745
PerkinElmer, Inc., 0.55%, 9/15/23	$325,000	$313,131
United Rentals North America, Inc., 5.5%, 5/15/27	50,000	49,033
UnitedHealth Group, Inc., 3.7%, 8/15/49	150,000	128,784
Viatris, Inc., 2.7%, 6/22/30	200,000	161,095
Zoetis, Inc., 3%, 9/12/27	225,000	212,401
Zoetis, Inc., 3%, 5/15/50	175,000	130,283
		1,854,495
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	275,000	214,328
Block, Inc. (A), 2.75%, 6/1/26	200,000	177,446
Boeing Co., 2.196%, 2/4/26	150,000	135,109
Boeing Co., 3.625%, 2/1/31	125,000	108,660
Boeing Co., 5.805%, 5/1/50	75,000	69,403
Martin Marietta Materials, Inc., 3.2%, 7/15/51	300,000	211,575
Quanta Services, Inc., 2.9%, 10/1/30	150,000	123,886
TD SYNNEX Corp. (A), 2.65%, 8/9/31	50,000	40,445
Textron, Inc., 2.45%, 3/15/31	150,000	123,559
TransDigm, Inc. (A), 6.25%, 3/15/26	100,000	96,470
Vulcan Materials Co., 3.5%, 6/1/30	175,000	159,039
WRKCo, Inc., 3.9%, 6/1/28	50,000	48,326
WRKCo, Inc., 3%, 6/15/33	100,000	85,014
		1,593,260
Information Technology - 0.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	5,000	3,815
Dell International LLC/EMC Corp., 8.35%, 7/15/46	44,000	55,057
Dell International LLC/EMC Corp. (A) (D), 3.45%, 12/15/51	200,000	135,519
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	91,821
HP, Inc., 2.65%, 6/17/31	300,000	241,785
Intel Corp., 3.734%, 12/8/47	435,000	371,449
Intuit, Inc., 1.65%, 7/15/30	100,000	82,436
Oracle Corp., 3.95%, 3/25/51	200,000	147,816
Salesforce, Inc., 2.9%, 7/15/51	150,000	114,275
		1,243,973
Materials - 0.3%
DuPont de Nemours, Inc., 4.725%, 11/15/28	295,000	296,484
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	215,725
		512,209
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	250,000	220,725
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	101,030

See accompanying Notes to Financial Statements

28

Ultra Series Fund | June 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Florida Power & Light Co. (D), 2.875%, 12/4/51	$150,000	$112,371
Interstate Power & Light Co. (D), 3.5%, 9/30/49	150,000	120,611
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	87,277
		642,014
Total Corporate Notes and Bonds
( Cost $21,255,484 )		18,850,226

FOREIGN CORPORATE BONDS - 0.6%
Communication Service - 0.1%
Thomson Reuters Corp., 4.3%, 11/23/23	200,000	202,533

Financials - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	200,000	175,002
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	141,446
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	200,000	173,144
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	99,182
		588,774
Health Care - 0.2%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	161,750
Royalty Pharma PLC, 3.55%, 9/2/50	200,000	140,542
		302,292
Total Foreign Corporate Bonds
( Cost $1,231,625 )		1,093,599

LONG TERM MUNICIPAL BONDS - 0.6%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31, 6.548%, 11/15/31	1,000,000	1,113,991
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,130

Total Long Term Municipal Bonds
( Cost $1,283,691 )		1,184,121

MORTGAGE BACKED SECURITIES - 5.9%
Fannie Mae - 3.9%
3%, 9/1/30 Pool # 890696	206,169	205,661
3%, 12/1/30 Pool # AL8924	142,151	141,457
7%, 11/1/31 Pool # 607515	13,697	14,438
3.5%, 12/1/31 Pool # MA0919	58,744	58,833
7%, 5/1/32 Pool # 644591	2,773	2,820
3.5%, 8/1/32 Pool # MA3098	$51,912	$52,020
5.5%, 10/1/33 Pool # 254904	60,891	65,303
5.5%, 11/1/33 Pool # 555880	144,229	153,144
5%, 5/1/34 Pool # 780890	191,021	201,061
4%, 2/1/35 Pool # MA2177	238,555	242,859
5%, 9/1/35 Pool # 820347	104,688	110,205
5%, 9/1/35 Pool # 835699	91,283	94,298
5%, 12/1/35 Pool # 850561	26,565	27,901
5.5%, 9/1/36 Pool # 831820	147,149	155,826
5.5%, 10/1/36 Pool # 901723	27,444	28,602
5.5%, 12/1/36 Pool # 903059	133,885	140,777
4%, 1/1/41 Pool # AB2080	214,279	216,975
2.5%, 5/1/41 Pool # MA4334	220,921	203,745
4.5%, 7/1/41 Pool # AB3274	64,007	66,148
5.5%, 7/1/41 Pool # AL6588	258,257	277,547
4%, 9/1/41 Pool # AJ1406	103,010	104,052
4%, 10/1/41 Pool # AJ4046	221,728	225,078
2.5%, 3/1/42 Pool # CB3076	246,315	226,389
2.5%, 3/1/42 Pool # MA4571	491,217	453,009
3.5%, 6/1/42 Pool # AO4136	187,989	185,020
3.5%, 6/1/42 Pool # AO4134	193,641	190,581
3.5%, 8/1/42 Pool # AP2133	192,973	189,925
4%, 10/1/42 Pool # AP7363	174,691	176,568
3%, 2/1/43 Pool # AB8486	336,060	321,592
3%, 2/1/43 Pool # AL3072	345,891	331,137
3.5%, 3/1/43 Pool # AT0310	197,757	194,638
4%, 1/1/45 Pool # AS4257	50,180	50,593
4.5%, 2/1/45 Pool # MA2193	147,319	151,879
3.5%, 4/1/45 Pool # MA2229	141,332	138,527
3.5%, 11/1/45 Pool # BA4907	147,972	144,921
3.5%, 12/1/45 Pool # AS6309	45,358	44,421
2.5%, 12/1/47 Pool # FM3165	125,888	114,272
4%, 7/1/48 Pool # MA3415	93,545	93,540
4%, 11/1/50 Pool # FM5530	223,061	222,037
4%, 5/1/52 Pool # CB3627	496,548	491,429
4%, 5/1/52 Pool # CB3678	249,390	246,509
4%, 5/1/52 Pool # FS1704	145,816	145,397
4%, 5/1/52 Pool # FS1818	499,282	493,521
3.5%, 6/1/52 Pool # CB3845	249,727	241,377
		7,636,032
Freddie Mac - 2.0%
4.5%, 2/1/25 Pool # J11722	17,074	17,482
4.5%, 5/1/25 Pool # J12247	16,708	17,108
8%, 6/1/30 Pool # C01005	5,111	5,587
6.5%, 1/1/32 Pool # C62333	49,501	52,021
2.5%, 6/1/35 Pool # RC1421	174,092	166,840
3.5%, 11/1/40 Pool # G06168	85,838	84,670
2%, 3/1/41 Pool # RB5105	425,169	380,928
2.5%, 6/1/41 Pool # SC0151	224,967	207,465

See accompanying Notes to Financial Statements

29

Ultra Series Fund | June 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
4.5%, 9/1/41 Pool # Q03516	$165,499	$170,720
4%, 10/1/41 Pool # Q04092	244,058	246,771
3%, 9/1/42 Pool # C04233	208,185	199,489
3%, 4/1/43 Pool # V80025	331,151	315,703
3%, 4/1/43 Pool # V80026	328,236	314,320
3%, 7/1/45 Pool # G08653	161,762	154,032
3.5%, 8/1/45 Pool # Q35614	241,094	236,614
3%, 10/1/46 Pool # G60722	234,844	222,894
4%, 3/1/47 Pool # Q46801	91,928	92,311
2.5%, 4/1/48 Pool # QA2240	300,326	272,555
3%, 7/1/49 Pool # QA1033	143,714	134,266
3.5%, 4/1/52 Pool # SD0960	498,108	483,610
3.5%, 5/1/52 Pool # RA7380	248,607	239,890
		4,015,276
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	12,188	13,004
Total Mortgage Backed Securities ( Cost $12,115,652)		11,664,312

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.8%
U.S. Treasury Bonds - 3.4%
6.625%, 2/15/27	$1,500,000	1,728,867
2.250%, 5/15/41	1,500,000	1,258,359
3.000%, 5/15/42	1,000,000	942,305
2.500%, 2/15/45	750,000	640,312
2.500%, 5/15/46	500,000	426,914
2.250%, 8/15/46	500,000	406,211
3.000%, 5/15/47	200,000	188,313
1.250%, 5/15/50	750,000	481,494
1.875%, 2/15/51	1,000,000	756,680
		6,829,455
U.S. Treasury Notes - 7.4%
2.250%, 12/31/24	1,500,000	1,473,457
2.250%, 11/15/25	2,500,000	2,437,695
1.500%, 8/15/26	2,500,000	2,350,879
2.375%, 5/15/27	1,505,000	1,459,144
0.375%, 9/30/27	1,500,000	1,307,051
2.875%, 5/15/28	1,500,000	1,485,000
2.625%, 2/15/29	1,500,000	1,463,203
0.625%, 8/15/30	1,500,000	1,246,582
1.375%, 11/15/31	1,500,000	1,304,766
		14,527,777

Total U.S. Government and Agency Obligations ( Cost $23,009,569 )		21,357,232

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (E)	3,555,184	$3,555,184
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (E) (F)	673,115	673,115

Total Short-Term Investments ( Cost $4,228,299 )		4,228,299

TOTAL INVESTMENTS - 100.0% (Cost $166,432,559**)		197,001,133
NET OTHER ASSETS AND LIABILITIES – (0.0)%		(38,097)

TOTAL NET ASSETS - 100.0%		$196,963,036

**	Aggregate cost for Federal tax purposes was $167,207,396.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of June 30, 2022.
(D)	All or a portion of these securities, with an aggregate fair value of $662,333, are on loan as part of a securities lending program. See footnote (F) and Note 10 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily.
DAC	Designated Activity Company.
IO	Interest Only.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
USD	United States Dollar.

See accompanying Notes to Financial Statements

30

Ultra Series Fund | June 30, 2022

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.7%

Communication Services - 6.6%
Comcast Corp., Class A	170,397	$6,686,378
Verizon Communications, Inc.	136,500	6,927,375
		13,613,753
Consumer Discretionary - 8.0%
Home Depot, Inc.	23,200	6,363,064
McDonald’s Corp.	29,500	7,282,960
Starbucks Corp.	35,500	2,711,845
		16,357,869
Consumer Staples - 10.2%
Archer-Daniels-Midland Co.	68,000	5,276,800
Coca-Cola Co.	60,000	3,774,600
Colgate-Palmolive Co.	29,400	2,356,116
PepsiCo, Inc.	36,500	6,083,090
Procter & Gamble Co.	23,500	3,379,065
		20,869,671
Energy - 8.2%
Baker Hughes Co.	208,000	6,004,960
EOG Resources, Inc.	51,000	5,632,440
Kinder Morgan, Inc.	303,000	5,078,280
		16,715,680
Financials - 16.9%
Aflac, Inc.	76,000	4,205,080
BlackRock, Inc.	9,100	5,542,264
CME Group, Inc.	31,500	6,448,050
JPMorgan Chase & Co.	39,000	4,391,790
Northern Trust Corp.	37,500	3,618,000
Travelers Cos., Inc.	46,500	7,864,545
U.S. Bancorp	57,000	2,623,140
		34,692,869
Health Care - 18.1%
Bristol-Myers Squibb Co.	123,500	9,509,500
CVS Health Corp.	75,000	6,949,500
Johnson & Johnson	51,000	9,053,010
Medtronic PLC	66,000	5,923,500
Pfizer, Inc.	110,000	5,767,300
		37,202,810
Industrials - 11.2%
Caterpillar, Inc.	9,800	1,751,848
Emerson Electric Co.	39,000	3,102,060
Fastenal Co.	82,000	$4,093,440
Honeywell International, Inc.	28,000	4,866,680
PACCAR, Inc.	68,000	5,599,120
Union Pacific Corp.	16,500	3,519,120
		22,932,268
Information Technology - 8.9%
Analog Devices, Inc.	15,000	2,191,350
Automatic Data Processing, Inc.	13,000	2,730,520
Cisco Systems, Inc.	135,000	5,756,400
Paychex, Inc.	20,500	2,334,335
Texas Instruments, Inc.	34,000	5,224,100
		18,236,705
Materials - 4.2%
Air Products & Chemicals, Inc.	8,500	2,044,080
Newmont Corp.	66,000	3,938,220
Nucor Corp.	25,500	2,662,455
		8,644,755
Real Estate - 2.6%
American Tower Corp., REIT	20,500	5,239,595

Utilities - 3.8%
Dominion Energy, Inc.	98,000	7,821,380
Total Common Stocks
( Cost $172,435,657 )		202,327,355

SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (A)	2,441,481	2,441,481
Total Short-Term Investments
( Cost $2,441,481 )		2,441,481
TOTAL INVESTMENTS - 99.9% ( Cost $174,877,138**)		204,768,836
NET OTHER ASSETS AND LIABILITIES - 0.1%		122,896
TOTAL NET ASSETS - 100.0%		$204,891,732

**	Aggregate cost for Federal tax purposes was $174,959,807.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements

31

Ultra Series Fund | June 30, 2022

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 96.3%
Communication Services - 9.1%
Alphabet, Inc., Class C *	4,535	$9,920,086
Liberty Broadband Corp., Class C *	54,626	6,316,950
		16,237,036
Consumer Discretionary - 17.3%
Amazon.com, Inc. *	67,100	7,126,691
Dollar Tree, Inc. *	59,677	9,300,661
Lowe’s Cos., Inc.	42,143	7,361,118
NIKE, Inc., Class B	16,139	1,649,406
TJX Cos., Inc.	93,064	5,197,624
		30,635,500
Financials - 21.9%
Arch Capital Group Ltd. *	150,567	6,849,293
Berkshire Hathaway, Inc., Class B *	24,620	6,721,752
Brookfield Asset Management, Inc., Class A	141,990	6,314,295
Marsh & McLennan Cos., Inc.	44,259	6,871,210
Progressive Corp.	54,847	6,377,061
U.S. Bancorp	123,863	5,700,175
		38,833,786
Health Care - 14.8%
Alcon, Inc.	79,129	5,530,326
Becton Dickinson & Co.	35,158	8,667,502
Danaher Corp.	18,347	4,651,331
Novartis AG, ADR	87,123	7,364,507
		26,213,666
Industrials - 12.8%
Copart, Inc. *	41,447	4,503,631
Jacobs Engineering Group, Inc.	56,578	7,192,761
PACCAR, Inc.	75,270	6,197,732
Parker-Hannifin Corp.	19,313	4,751,964
		22,646,088
Information Technology - 20.4%
Accenture PLC, Class A	17,070	$4,739,485
Adobe, Inc. *	8,602	3,148,848
Analog Devices, Inc.	47,303	6,910,495
Black Knight, Inc. *	56,394	3,687,604
Fiserv, Inc. *	77,992	6,938,948
TE Connectivity Ltd.	42,287	4,784,774
Visa, Inc., Class A	30,459	5,997,073
		36,207,227
Total Common Stocks
( Cost $116,648,120 )		170,773,303

SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (A)	6,450,400	6,450,400
Total Short-Term Investments
( Cost $6,450,400 )		6,450,400
TOTAL INVESTMENTS - 100.0% ( Cost $123,098,520**)		177,223,703
NET OTHER ASSETS AND LIABILITIES - 0.0%		43,594
TOTAL NET ASSETS - 100.0%		$177,267,297

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $123,764,521.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements

32

Ultra Series Fund | June 30, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.1%
Communication Services - 7.3%
Liberty Broadband Corp., Class C *	55,463	$6,413,742
Liberty Media Corp.-Liberty Formula One *	26,028	1,651,997
Take-Two Interactive Software, Inc. *	16,940	2,075,658
		10,141,397
Consumer Discretionary - 16.5%
CarMax, Inc. *	59,465	5,380,393
Dollar Tree, Inc. *	48,284	7,525,061
Floor & Decor Holdings, Inc., Class A *	54,731	3,445,864
Ross Stores, Inc.	60,021	4,215,275
Thor Industries, Inc.	32,766	2,448,603
		23,015,196
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	22,209	1,558,183

Financials - 32.3%
Capital Markets - 4.7%
Brookfield Asset Management, Inc., Class A	87,398	3,886,589
Moelis & Co., Class A	68,435	2,692,917
		6,579,506
Commercial Banks - 1.8%
Glacier Bancorp, Inc.	51,939	2,462,948

Diversified Financial Services - 2.4%
Cannae Holdings, Inc. *	170,679	3,300,932

Insurance - 23.4%
Arch Capital Group Ltd. *	212,641	9,673,039
Brown & Brown, Inc.	107,498	6,271,433
Markel Corp. *	3,926	5,077,300
Progressive Corp.	57,281	6,660,062
W R Berkley Corp.	71,197	4,859,907
		32,541,741
		44,885,127
Health Care - 3.9%
Laboratory Corp. of America Holdings	23,476	5,501,835
Industrials - 16.1%
Armstrong World Industries, Inc.	29,045	$2,177,213
Carlisle Cos., Inc.	23,081	5,507,358
Clarivate PLC *	220,323	3,053,677
Copart, Inc. *	41,056	4,461,145
Expeditors International of Washington, Inc.	27,044	2,635,708
PACCAR, Inc.	55,280	4,551,755
		22,386,856
Information Technology - 19.9%
Amphenol Corp., Class A	61,479	3,958,018
Arista Networks, Inc. *	41,170	3,859,276
Black Knight, Inc. *	56,561	3,698,524
CDW Corp.	29,568	4,658,734
Gartner, Inc. *	27,804	6,723,841
Microchip Technology, Inc.	24,168	1,403,678
MKS Instruments, Inc.	32,399	3,325,109
		27,627,180
Total Common Stocks
( Cost $81,249,060 )		135,115,774
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (A)	5,137,060	5,137,060
Total Short-Term Investments
( Cost $5,137,060 )		5,137,060
TOTAL INVESTMENTS - 100.8% ( Cost $86,386,120**)		140,252,834
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(1,130,380)
TOTAL NET ASSETS - 100.0%		$139,122,454

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $86,599,600.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements

33

Ultra Series Fund | June 30, 2022

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 96.1%
Australia - 3.2%
Macquarie Group Ltd.	1,951	$221,542
Treasury Wine Estates Ltd.	55,341	433,560
		655,102
Brazil - 3.6%
Itau Unibanco Holding SA, ADR	72,208	309,050
Pagseguro Digital Ltd., Class A *	19,413	198,789
XP, Inc., Class A *	12,377	222,291
		730,130
Canada - 5.2%
Cameco Corp.	18,280	384,246
Canadian Pacific Railway Ltd.	3,498	244,300
Manulife Financial Corp. (A)	25,051	434,134
		1,062,680
China - 6.8%
Alibaba Group Holding Ltd., ADR *	3,517	399,813
Ping An Insurance Group Co. of China Ltd., Class H	69,390	471,779
Tencent Holdings Ltd.	11,232	507,292
		1,378,884
Denmark - 1.5%
Genmab AS *	966	312,629

France - 8.3%
Air Liquide SA	2,431	326,394
Airbus SE	3,939	381,622
EssilorLuxottica SA	1,670	250,086
Hermes International	188	210,215
LVMH Moet Hennessy Louis Vuitton SE	422	257,248
Worldline SA * (B)	7,520	278,815
		1,704,380
Germany - 8.0%
adidas AG	1,407	248,831
Deutsche Telekom AG	17,719	351,801
KION Group AG	6,990	290,004
SAP SE, ADR	2,552	231,517
Siemens AG	2,789	283,768
Symrise AG	2,085	226,910
		1,632,831
Hong Kong - 1.7%
AIA Group Ltd.	32,520	352,478

India - 6.8%
HDFC Bank Ltd., ADR	9,240	507,830
Infosys Ltd., ADR	18,329	339,270
Larsen & Toubro Ltd., GDR	27,283	537,475
		1,384,575
Ireland - 2.7%
Kerry Group PLC, Class A	3,842	$367,755
Ryanair Holdings PLC, ADR *	2,739	184,198
		551,953
Israel - 1.3%
CyberArk Software Ltd. *	2,129	272,427

Italy - 1.3%
Ferrari NV	1,422	260,909

Japan - 15.5%
CyberAgent, Inc.	20,429	203,417
Keyence Corp.	700	239,283
Lasertec Corp.	2,100	249,963
Murata Manufacturing Co. Ltd.	5,493	299,427
Nidec Corp.	3,400	209,994
Pan Pacific International Holdings Corp.	14,200	226,585
Seven & I Holdings Co. Ltd.	5,000	194,096
Shiseido Co. Ltd.	6,500	260,901
Sony Group Corp.	5,297	433,153
Toray Industries, Inc.	82,353	462,022
Toyota Motor Corp.	25,000	386,940
		3,165,781
Mexico - 3.4%
Grupo Mexico SAB de CV, Series B	100,307	418,048
Wal-Mart de Mexico SAB de CV, ADR	7,992	274,125
		692,173
Netherlands - 3.6%%
ASML Holding NV	764	363,572
NXP Semiconductors NV	2,552	377,773
		741,345
Norway - 1.0%
Norsk Hydro ASA	36,971	207,044

Singapore - 1.7%
DBS Group Holdings Ltd.	15,800	337,540

Spain - 1.8%
Grifols SA * (A)	19,291	364,596

Switzerland - 5.6%
Nestle SA	2,340	273,157
Partners Group Holding AG	250	225,266
Roche Holding AG	1,050	350,367
Sika AG	1,252	288,524
		1,137,314
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,465	283,264

See accompanying Notes to Financial Statements

34

Ultra Series Fund | June 30, 2022

International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2,3)
United Kingdom - 11.7%
AstraZeneca PLC	4,832	$635,255
Diageo PLC	7,685	330,277
London Stock Exchange Group PLC	3,556	330,368
Prudential PLC	32,865	406,467
Shell PLC	26,411	686,083
		2,388,450
Total Common Stocks
( Cost $24,780,393 )		19,616,485

Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund, 1.43%, Premier Class (C)	685,594	685,594
State Street Navigator Securities Lending Government Money Market Portfolio, 1.53% (C) (D)	274,882	274,882
Total Short-Term Investments (Cost $960,476)		960,476
TOTAL INVESTMENTS - 100.8% ( Cost $25,740,869**)		20,576,961
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(165,697)
TOTAL NET ASSETS - 100.0%		$20,411,264

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $25,770,094.
(A)	All or a portion of these securities, with an aggregate fair value of $703,043, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements

35

Ultra Series Fund | June 30, 2022

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 88.4%

Alternative Funds - 1.1%
Invesco Optimum Yield Diversified Commodity Strategy ETF	12,769	$230,353

Bond Funds - 73.1%
Schwab Intermediate-Term U.S. Treasury ETF (A)	250,161	12,908,308
Vanguard Extended Duration Treasury ETF	30,042	3,008,105
		15,916,413
Foreign Stock Funds - 2.0%
Global X MSCI Norway ETF	7,476	195,198
iShares MSCI China ETF	2,667	148,845
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	708	39,245
JPMorgan BetaBuilders Japan ETF	973	42,880
		426,168
Stock Funds - 12.2%
First Trust Natural Gas ETF	25,196	552,044
iShares Gold Strategy ETF *	8,149	447,598
iShares Biotechnology ETF	2,146	252,434
Pacer U.S. Cash Cows 100 ETF	1,634	$70,376
SPDR S&P North American Natural Resources ETF	3,475	171,040
VanEck Agribusiness ETF	592	51,196
Vanguard Health Care ETF	1,079	254,105
Vanguard Information Technology ETF	2,658	867,970
		2,666,763

TOTAL INVESTMENTS - 88.4% ( Cost $19,902,056** )		19,239,697

NET OTHER ASSETS AND LIABILITIES - 11.6%		2,535,955

TOTAL NET ASSETS - 100.0%		$21,775,652

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $20,744,901.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/products/schr
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements

36

Ultra Series Fund | June 30, 2022

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 84.2%

Alternative Funds - 2.5%
Invesco Optimum Yield Diversified Commodity Strategy ETF	81,341	$1,467,391

Bond Funds - 51.7%
Schwab Intermediate-Term U.S. Treasury ETF (A)	428,016	22,085,626
Vanguard Extended Duration Treasury ETF	82,040	8,214,665
		30,300,291
Foreign Stock Funds - 4.3%
Global X MSCI Norway ETF	37,027	966,775
iShares MSCI China ETF	21,459	1,197,627
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	4,133	229,092
JPMorgan BetaBuilders Japan ETF	2,658	117,138
		2,510,632
Stock Funds - 25.7%
First Trust Natural Gas ETF	144,769	3,171,889
Global X Silver Miners ETF	3,288	85,159
iShares Biotechnology ETF	13,510	1,589,181
Pacer U.S. Cash Cows 100 ETF	4,733	$203,850
SPDR S&P North American Natural Resources ETF	25,979	1,278,687
VanEck Agribusiness ETF	6,223	538,165
VanEck Gold Miners ETF	28,758	787,394
Vanguard Health Care ETF	5,480	1,290,540
Vanguard Information Technology ETF	18,738	6,118,894
		15,063,759

TOTAL INVESTMENTS - 84.2% ( Cost $50,784,414** )		49,342,073

NET OTHER ASSETS AND LIABILITIES - 15.8%		9,236,916

TOTAL NET ASSETS - 100.0%		$58,578,989

**	Aggregate cost for Federal tax purposes was $53,896,154.
(A)	Greater than 25% of the portfolio. For more information refer the websitehttps://www.schwabassetmanagement.com/products/schr.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements

37

Ultra Series Fund | June 30, 2022

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 80.5%

Alternative Funds - 2.9%
Invesco Optimum Yield Diversified Commodity Strategy ETF	58,296	$1,051,660

Bond Funds - 38.8%
Schwab Intermediate-Term U.S. Treasury ETF	170,137	8,779,069
Vanguard Extended Duration Treasury ETF	50,725	5,079,094
		13,858,163
Foreign Stock Funds - 5.6%
Global X MSCI Norway ETF	30,270	790,350
iShares MSCI China ETF	18,394	1,026,569
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	1,941	107,590
JPMorgan BetaBuilders Japan ETF	1,631	71,878
		1,996,387
Stock Funds - 33.2%
First Trust Natural Gas ETF	102,795	2,252,238
Global X Silver Miners ETF	2,008	52,007
iShares Biotechnology ETF	12,906	$1,518,133
Pacer U.S. Cash Cows 100 ETF	3,212	138,341
SPDR S&P North American Natural Resources ETF	19,592	964,318
VanEck Agribusiness ETF	4,309	372,642
VanEck Gold Miners ETF	24,406	668,236
Vanguard Health Care ETF	3,467	816,479
Vanguard Information Technology ETF	15,554	5,079,159
		11,861,553

TOTAL INVESTMENTS - 80.5% ( Cost $29,375,109** )		28,767,763

NET OTHER ASSETS AND LIABILITIES - 19.5%		6,983,980

TOTAL NET ASSETS - 100.0%		$35,751,743

**	Aggregate cost for Federal tax purposes was $31,638,639.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements

38

Ultra Series Fund | June 30, 2022

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 78.0%

Alternative Funds - 3.4%
Invesco Optimum Yield Diversified Commodity Strategy ETF	53,802	$970,588

Bond Funds - 30.2%
Schwab Intermediate-Term U.S. Treasury ETF	87,324	4,505,919
Vanguard Extended Duration Treasury ETF	40,587	4,063,976
		8,569,895
Foreign Stock Funds - 6.8%
Global X MSCI Norway ETF	29,971	782,543
iShares MSCI China ETF	17,095	954,072
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	1,638	90,795
JPMorgan BetaBuilders Japan ETF	2,004	88,316
		1,915,726
Stock Funds - 37.6%
First Trust Natural Gas ETF	94,058	2,060,811
Global X Silver Miners ETF	1,592	$41,233
iShares Biotechnology ETF	10,343	1,216,647
Pacer U.S. Cash Cows 100 ETF	2,676	$115,255
SPDR S&P North American Natural Resources ETF	16,575	815,821
VanEck Agribusiness ETF	3,877	335,283
VanEck Gold Miners ETF	23,385	640,281
Vanguard Health Care ETF	2,677	630,434
Vanguard Information Technology ETF	14,782	4,827,062
		10,682827

TOTAL INVESTMENTS - 78.0% ( Cost $22,536,405** )		22,139,036

NET OTHER ASSETS AND LIABILITIES - 22.0%		6,262,153

TOTAL NET ASSETS - 100.0%		$28,401,189

**	Aggregate cost for Federal tax purposes was $24,499,190.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements

39

Ultra Series Fund | June 30, 2022 Statements of Assets and Liabilities as of June 30, 2022 (unaudited)
	Conservative	Moderate	Aggressive	Core	High	Diversified	Large Cap
	Allocation	Allocation	Allocation	Bond	Income	Income	Value
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$102,742,965	$89,075,599	$32,303,795	$89,419,890	$13,721,185	$197,001,133	$204,768,836
Investments in affiliated securities, at fair value‡1	47,000,858	46,587,921	12,215,578	–	–	–	–
Cash	–	–	–	599,113	–	19,451	–
Receivables:
Investments sold	–	–	–	41,868	–	283,597	–
Fund shares sold	–	98,077	454	–	778	–	14,358
Dividends and Interest	178,069	176,993	50,260	566,720	178,968	556,258	259,795
Total assets	149,921,892	135,938,590	44,570,087	90,627,591	13,900,931	197,860,439	205,042,989
Liabilities:
Payables:
Investments purchased	–	–	–	77,802	–	–	–
Fund shares repurchase	226,431	22,639	41,827	116,732	4,854	89,057	31,860
Upon return of securities
Loaned	23,359,550	9,047,729	2,957,439	348,383	474,810	673,115	–
Advisory agreement fees	31,398	31,864	10,491	40,717	8,526	115,602	103,849
Audit and trustee fees	9,740	9,811	3,222	6,400	993	14,238	15,040
Distribution fees - Class II	2,939	2,524	134	3,304	580	5,391	508
Total liabilities	23,630,058	9,114,567	3,013,113	593,338	489,763	897,403	151,257
Net assets applicable to outstanding capital stock	$126,291,834	$126,824,023	$41,556,974	$90,034,253	$13,411,168	$196,963,036	$204,891,732
Net assets consist of:
Paid-in capital in excess of par	$134,060,743	$126,125,803	$40,851,649	$96,834,049	$17,358,760	$154,381,695	$160,093,817
Accumulated distributable earnings (loss)	(7,768,909)	698,220	705,325	(6,799,796)	(3,947,592)	42,581,341	44,797,915
Net Assets	$126,291,834	$126,824,023	$41,556,974	$90,034,253	$13,411,168	$196,963,036	$204,891,732

Class I Shares:
Net Assets	$112,094,816	$114,724,440	$40,919,005	$73,947,490	$10,671,806	$171,161,392	$202,510,862
Shares of beneficial interest outstanding	12,592,473	13,747,214	5,742,629	8,563,720	1,476,955	9,891,752	8,319,470
Net Asset Value and redemption price per share	$8.90	$8.35	$7.13	$8.64	$7.23	$17.30	$24.34
Class II Shares:
Net Assets	$14,197,018	$12,099,583	$637,969	$16,086,763	$2,739,362	$25,801,644	$2,380,870
Shares of beneficial interest outstanding	1,590,439	1,447,641	89,811	1,874,090	379,221	1,511,359	99,508
Net Asset Value and redemption price per share	$8.93	$8.36	$7.10	$8.58	$7.22	$17.07	$23.93
† Cost of Investments in unaffiliated securities	$108,775,595	$94,791,600	$34,608,943	$96,660,242	$15,607,268	$166,432,559	$174,877,138
‡ Cost of investments in affiliated securities	$47,641,697	$41,870,633	$10,085,969	$–	$–	$–	$–
§ Fair Value of securities on loan	$27,239,834	$14,361,956	$4,500,955	$342,039	$465,846	$662,333	$–

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 4 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

40

Ultra Series Fund | June 30, 2022 Statements of Assets and Liabilities as of June 30, 2022 (unaudited) – continued
				Madison	Madison	Madison	Madison
	Large Cap		International	Target	Target	Target	Target
	Growth	Mid Cap	Stock	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$177,223,703	$140,252,834	$20,576,961	$19,239,697	$49,342,073	$28,767,763	$22,139,036
Cash	17,158	10,640	–	2,531,071	8,977,244	6,611,498	5,785,136
Foreign currency (cost of $2,503) (Note 2)	–	–	2,519	–	–	–	–
Receivables:
Investments sold	–	377,744	–	75,058	1,002,237	884,859	876,943
Fund shares sold	3,897	12,425	6,344	8,414	–	17,586	54,892
Dividends and Interest	236,040	59,200	123,735	4,208	21,033	17,084	16,914
Other Assets	–	–	–	141	24	38	–
Total assets	177,480,798	140,712,843	20,709,559	21,858,589	59,342,611	36,298,828	28,872,921
Liabilities:
Payables:
Investments purchased	–	1,401,525	–	77,538	669,357	538,084	464,558
Fund shares repurchased	77,085	71,583	725	–	79,683	–	–
Upon return of securities
loaned	–	–	274,882	–	–	–	–
Advisory agreement fees	119,987	105,011	19,967	4,499	12,151	7,501	5,952
Administrative services
agreement fees	–	–	–	900	2,431	1,500	1,190
Audit and trustee fees	14,132	11,275	1,562	–	–	–	32
Distribution fees - Class II	2,297	995	1,159	–	–	–	–
Total liabilities	213,501	1,590,389	298,295	82,937	763,622	547,085	471,732
Net assets applicable to
outstanding capital stock	$177,267,297	$139,122,454	$20,411,264	$21,775,652	$58,578,989	$35,751,743	$28,401,189
Net assets consist of:
Paid-in capital in excess of par	$114,917,028	$74,420,711	$26,316,716	$23,425,694	$60,195,285	$36,326,139	$28,693,177
Accumulated distributable
earnings (loss)	62,350,269	64,701,743	(5,905,452)	(1,650,042)	(1,616,296)	(574,396)	(291,988)
Net Assets	$177,267,297	$139,122,454	$20,411,264	$21,775,652	$58,578,989	$35,751,743	$28,401,189
Class I Shares:
Net Assets	$166,461,426	$134,396,848	$14,931,822	$21,775,652	$58,578,989	$35,751,743	$28,401,189
Shares of beneficial interest
outstanding	8,684,861	8,453,872	1,658,644	3,194,140	8,165,079	5,463,551	2,473,531
Net Asset Value and
redemption price per share. . .	$19.17	$15.90	$9.00	$6.82	$7.17	$6.54	$11.48
Class II Shares:
Net Assets	$10,805,871	$4,725,606	$5,479,442
Shares of beneficial interest outstanding	581,156	312,946	613,499
Net Asset Value and redemption price per share	$18.59	$15.10	$8.93
† Cost of Investments in unaffiliated securities	$123,098,520	$86,386,120	$25,740,869	$19,902,056	$50,784,414	$29,375,109	$22,536,405
§ Fair Value of securities on loan	$–	$–	$703,043	$–	$–	$–	$–
See accompanying Notes to Financial Statements.
41

Ultra Series Fund | June 30, 2022 Statements of Operations for the Six Months Ended June 30, 2022 (unaudited)
	Conservative	Moderate	Aggressive	Core	High	Diversified	Large Cap
	Allocation	Allocation	Allocation	Bond	Income	Income	Value
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest	$7,304	$6,073	$1,621	$1,330,012	$365,821	$820,419	$2,574
Dividends
Unaffiliated issuers	566,074	577,728	213,352	–	9,194	2,002,311	3,043,078
Affiliated issuers[1]	491,504	425,112	98,156	–	–	–	–
Less: Foreign taxes
withheld/reclaimed	–	–	–	–	–	906	1,217
Income from securities lending	37,854	39,096	19,314	2,009	4,489	1,102	–
Total investment income .	1,102,736	1,048,009	332,443	1,332,021	379,504	2,824,738	3,046,869
Expenses:[2]
Advisory agreement fees. . .	206,273	215,936	70,809	263,509	55,931	749,727	677,482
Audit fees	9,461	10,112	3,280	6,592	1,019	14,265	14,923
Trustee fees	3,866	4,132	1,341	2,693	416	5,830	6,100
Distribution fees - Class II	19,499	17,466	878	21,530	3,829	34,798	3,502
Other expenses	176	187	60	125	20	267	281
Total expenses before reimbursement/waiver	239,275	247,833	76,368	294,449	61,215	804,887	702,288
Less reimbursement/
waiver[2]	(47,146)	(50,016)	(16,378)	–	–	–	–
Total expenses net of
reimbursement/ waiver .	192,129	197,817	59,990	294,449	61,215	804,887	702,288
Net Investment Income
(Loss)	910,607	850,192	272,453	1,037,572	318,289	2,019,851	2,344,581
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(2,828,500)	(2,228,418)	(801,109)	(595,735)	(48,190)	10,740,746	12,561,653
Affiliated issuers[1]	988,579	3,217,922	1,442,368	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(9,106,960)	(11,812,632)	(4,803,587)	(11,609,985)	(2,113,465)	(35,057,263)	(37,357,484)
Affiliated Issuers[1]	(7,447,924)	(10,562,051)	(3,568,967)	–	–	–	–
Net Realized and Unrealized Loss on Investments	(18,394,805)	(21,385,179)	(7,731,295)	(12,205,720)	(2,161,655)	(24,316,517)	(24,795,831)
Net Decrease in Net Assets from Operations	$(17,484,198)	$(20,534,987)	$(7,458,842)	$(11,168,148)	$(1,843,366)	$(22,296,666)	$(22,451,250)

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 4 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

42

Ultra Series Fund | June 30, 2022 Statements of Operations for the Six Months Ended June 30, 2022 (unaudited)
	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:
Interest	$8,072	$5,538	$521	$–	$–	$–	$–
Dividends
Unaffiliated issuers	1,087,645	430,430	309,225	121,897	316,030	183,935	148,883
Affiliated issuers[1]	–	–	–	–	–	–	–
Less: Foreign taxes withheld/
reclaimed	(52,450)	(3,512)	(31,288)	–	–	–	–
Income from securities lending	5,326	320	1,633	–	–	–	–
Total investment income	1,048,593	432,776	280,091	121,897	316,030	183,935	148,883
Expenses:[2]
Advisory agreement fees	800,711	702,846	134,693	29,747	81,145	48,440	39,979
Administrative services
agreement fees	–	–	–	5,949	16,229	9,688	7,996
Audit fees	14,056	11,229	1,633	–	–	–	–
Trustee fees	5,745	4,588	666	682	1,777	1,024	858
Distribution fees - Class II	15,717	6,779	7,816	–	–	–	–
Other expenses	253	197	30	33	83	48	38
Total expenses before reimbursement/waiver	836,482	725,639	144,838	36,411	99,234	59,200	48,871
Less reimbursement/ waiver[2]	–	–	–	–	–	–	–
Total expenses net of reimbursement/ waiver	836,482	725,639	144,838	36,411	99,234	59,200	48,871
Net Investment Income (Loss)	212,111	(292,863)	135,253	85,486	216,796	124,735	100,012
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	8,627,857	11,243,695	(832,337)	(954,697)	567,906	342,631	421,214
Affiliated issuers[1]	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(45,825,975)	(43,417,057)	(4,940,524)	(1,478,855)	(7,613,016)	(4,743,385)	(4,027,130)
Affiliated Issuers[1]	–	–	–	–	–	–	–
Net Realized and Unrealized Loss on Investments	(37,198,118)	(32,173,362)	(5,772,861)	(2,433,552)	(7,045,110)	(4,400,754)	(3,605,916)
Net Decrease in Net Assets from Operations	$(36,986,007)	$(32,466,225)	$(5,637,608)	$(2,348,066)	$(6,828,314)	$(4,276,019)	$(3,505,904)

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 4 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

43

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets
	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$151,828,650	$165,422,761	$162,812,791	$179,989,672
Increase (decrease) in net assets from operations:
Net investment income (loss)	910,607	3,182,560	850,192	4,096,301
Net realized gain (loss)	(1,839,921)	4,877,920	989,504	12,604,234
Net change in unrealized appreciation (depreciation)	(16,554,884)	(2,589,121)	(22,374,683)	(4,311,401)
Net increase (decrease) in net assets from operations	(17,484,198)	5,471,359	(20,534,987)	12,389,134
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(3,337,564)	(3,855,911)	(7,846,453)	(7,311,404)
Class II	(405,352)	(454,959)	(807,694)	(766,503)
Total distributions	(3,742,916)	(4,310,870)	(8,654,147)	(8,077,907)
Capital Stock transactions:
Class I Shares
Shares sold	3,633,268	4,651,695	2,526,474	5,690,666
Issued to shareholders in reinvestment of distributions	3,337,564	3,855,911	7,846,453	7,311,404
Shares redeemed	(10,514,697)	(21,076,802)	(15,924,087)	(32,209,422)
Net increase (decrease) from capital stock transactions	(3,543,865)	(12,569,196)	(5,551,160)	(19,207,352)
Class II Shares
Shares sold	138,279	968,034	186,130	914,475
Issued to shareholders in reinvestment of distributions	405,352	454,959	807,694	766,503
Shares redeemed	(1,309,468)	(3,608,397)	(2,242,298)	(3,961,734)
Net increase (decrease) from capital stock transactions	(765,837)	(2,185,404)	(1,248,474)	(2,280,756)
Total increase (decrease) from capital stock transactions	(4,309,702)	(14,754,600)	(6,799,634)	(21,488,108)
Total increase (decrease) in net assets	(25,536,816)	(13,594,111)	(35,988,768)	(17,176,881)
Net Assets at end of period	$126,291,834	$151,828,650	$126,824,023	$162,812,791
Capital Share transactions:
Class I Shares
Shares sold	374,343	443,800	261,092	547,107
Issued to shareholders in reinvestment of distributions	366,580	371,082	904,918	710,445
Shares redeemed	(1,083,135)	(2,013,389)	(1,667,520)	(3,065,226)
Net increase (decrease) from capital shares transactions	(342,212)	(1,198,507)	(501,510)	(1,807,674)
Class II Shares
Shares sold	14,566	92,205	18,907	87,853
Issued to shareholders in reinvestment of distributions	44,391	43,660	92,993	74,365
Shares redeemed	(135,046)	(342,571)	(232,542)	(380,475)
Net increase (decrease) from capital shares transactions	(76,089)	(206,706)	(120,642)	(218,257)
See accompanying Notes to Financial Statements.

44

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets – continued
	Aggressive Allocation Fund		Core Bond Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$53,373,262	$55,567,094	$105,136,739	$116,192,174
Increase (decrease) in net assets from operations:
Net investment income (loss)	272,453	1,508,286	1,037,572	2,113,870
Net realized gain (loss)	641,259	5,162,691	(595,735)	2,110,243
Net change in unrealized appreciation (depreciation)	(8,372,554)	(1,343,503)	(11,609,985)	(6,106,937)
Net increase (decrease) in net assets from operations	(7,458,842)	5,327,474	(11,168,148)	(1,882,824)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(3,474,351)	(3,083,845)	(549,397)	(3,344,296)
Class II	(53,429)	(45,139)	(100,725)	(753,413)
Total distributions	(3,527,780)	(3,128,984)	(650,122)	(4,097,709)
Capital Stock transactions:
Class I Shares
Shares sold	1,464,238	4,385,779	2,842,560	5,430,772
Issued to shareholders in reinvestment of distributions	3,474,351	3,083,845	549,397	3,344,295
Shares redeemed	(5,773,656)	(11,528,528)	(5,511,078)	(10,696,160)
Net increase (decrease) from capital stock transactions	(835,067)	(4,058,904)	(2,119,121)	(1,921,093)
Class II Shares
Shares sold	89	21,994	102,554	1,006,562
Issued to shareholders in reinvestment of distributions	53,429	45,139	100,724	753,413
Shares redeemed	(48,117)	(400,551)	(1,368,373)	(4,913,784)
Net increase (decrease) from capital stock transactions	5,401	(333,418)	(1,165,095)	(3,153,809)
Total increase (decrease) from capital stock transactions	(829,666)	(4,392,322)	(3,284,216)	(5,074,902)
Total increase (decrease) in net assets	(11,816,288)	(2,193,832)	(15,102,486)	(11,055,435)
Net Assets at end of period	$41,556,974	$53,373,262	$90,034,253	$105,136,739
Capital Share transactions:
Class I Shares
Shares sold	173,381	477,028	309,864	539,100
Issued to shareholders in reinvestment of distributions	462,642	339,380	63,287	341,425
Shares redeemed	(680,607)	(1,247,830)	(610,066)	(1,059,543)
Net increase (decrease) from capital shares transactions	(44,584)	(431,422)	(236,915)	(179,018)
Class II Shares
Shares sold	13	2,471	11,245	100,504
Issued to shareholders in reinvestment of distributions	7,136	4,981	11,670	77,332
Shares redeemed	(5,559)	(44,543)	(149,243)	(491,154)
Net increase (decrease) from capital shares transactions	1,590	(37,091)	(126,328)	(313,318)
See accompanying Notes to Financial Statements.
45

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets – continued
	High Income Fund		Diversified Income Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$16,435,301	$17,681,974	$230,544,931	$224,564,622
Increase (decrease) in net assets from operations:
Net investment income (loss)	318,289	694,502	2,019,851	3,647,443
Net realized gain (loss)	(48,190)	248,350	10,740,746	26,719,335
Net change in unrealized appreciation (depreciation)	(2,113,465)	(240,000)	(35,057,263)	1,104,775
Net increase (decrease) in net assets from operations	(1,843,366)	702,852	(22,296,666)	31,471,553
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(59,113)	(559,966)	(3,936,114)	(24,780,441)
Class II	(11,714)	(141,047)	(566,350)	(3,683,783)
Total distributions	(70,827)	(701,013)	(4,502,464)	(28,464,224)
Capital Stock transactions:
Class I Shares
Shares sold	176,782	250,792	1,283,788	3,322,993
Issued to shareholders in reinvestment of distributions	59,113	559,966	3,936,115	24,780,441
Shares redeemed	(1,075,426)	(1,771,751)	(11,544,416)	(25,409,972)
Net increase (decrease) from capital stock transactions	(839,531)	(960,993)	(6,324,513)	2,693,462
Class II Shares
Shares sold	17,504	151,978	1,106,007	352,083
Issued to shareholders in reinvestment of distributions	11,714	141,047	566,350	3,683,783
Shares redeemed	(299,627)	(580,544)	(2,130,609)	(3,756,348)
Net increase (decrease) from capital stock transactions	(270,409)	(287,519)	(458,252)	279,518
Total increase (decrease) from capital stock transactions	(1,109,940)	(1,248,512)	(6,782,765)	2,972,980
Total increase (decrease) in net assets	(3,024,133)	(1,246,673)	(33,581,895)	5,980,309
Net Assets at end of period	$13,411,168	$16,435,301	$196,963,036	$230,544,931
Capital Share transactions:
Class I Shares
Shares sold	22,544	29,778	67,879	159,403
Issued to shareholders in reinvestment of distributions	7,847	68,166	219,589	1,259,337
Shares redeemed	(138,103)	(210,689)	(616,654)	(1,234,436)
Net increase (decrease) from capital shares transactions	(107,712)	(112,745)	(329,186)	184,304
Class II Shares
Shares sold	2,251	18,036	59,593	16,940
Issued to shareholders in reinvestment of distributions	1,555	17,172	32,020	189,626
Shares redeemed	(38,461)	(69,053)	(114,026)	(182,686)
Net increase (decrease) from capital shares transactions	(34,655)	(33,845)	(22,413)	23,880
See accompanying Notes to Financial Statements.
46

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets – continued
	Large Cap Value Fund		Large Cap Growth Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$242,749,232	$223,906,583	$228,314,536	$214,460,395
Increase (decrease) in net assets from operations:
Net investment income (loss)	2,344,581	4,164,861	212,111	859,979
Net realized gain (loss)	12,561,653	26,297,754	8,627,857	21,865,047
Net change in unrealized appreciation (depreciation)	(37,357,484)	16,523,360	(45,825,975)	23,093,108
Net increase (decrease) in net assets from operations	(22,451,250)	46,985,975	(36,986,007)	45,818,134
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(2,924,091)	(10,247,114)	(2,911,952)	(20,820,569)
Class II	(32,253)	(134,118)	(182,420)	(1,470,083)
Total distributions	(2,956,344)	(10,381,232)	(3,094,372)	(22,290,652)
Capital Stock transactions:
Class I Shares
Shares sold	2,340,458	4,037,410	1,400,482	3,693,167
Issued to shareholders in reinvestment of distributions	2,924,091	10,247,114	2,911,952	20,820,569
Shares redeemed	(17,272,948)	(31,262,941)	(13,937,469)	(31,329,990)
Net increase (decrease) from capital stock transactions	(12,008,399)	(16,978,417)	(9,625,035)	(6,816,254)
Class II Shares
Shares sold	499	129,681	64,417	218,233
Issued to shareholders in reinvestment of distributions	32,253	134,118	182,420	1,470,083
Shares redeemed	(474,259)	(1,047,476)	(1,588,662)	(4,545,403)
Net increase (decrease) from capital stock transactions	(441,507)	(783,677)	(1,341,825)	(2,857,087)
Total increase (decrease) from capital stock transactions	(12,449,906)	(17,762,094)	(10,966,860)	(9,673,341)
Total increase (decrease) in net assets	(37,857,500)	18,842,649	(51,047,239)	13,854,141
Net Assets at end of period	$204,891,732	$242,749,232	$177,267,297	$228,314,536
Capital Share transactions:
Class I Shares
Shares sold	88,475	158,770	65,991	163,297
Issued to shareholders in reinvestment of distributions	114,326	378,061	143,781	901,450
Shares redeemed	(649,573)	(1,218,307)	(647,038)	(1,349,392)
Net increase (decrease) from capital shares transactions	(446,772)	(681,476)	(437,266)	(284,645)
Class II Shares
Shares sold	19	5,191	3,085	9,607
Issued to shareholders in reinvestment of distributions	1,283	5,032	9,283	65,544
Shares redeemed	(18,184)	(41,191)	(76,382)	(202,853)
Net increase (decrease) from capital shares transactions	(16,882)	(30,968)	(64,014)	(127,702)
See accompanying Notes to Financial Statements.

47

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets – continued
	Mid Cap Fund		International Stock Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$182,924,165	$171,137,657	$26,455,566	$30,771,546
Increase (decrease) in net assets from operations:
Net investment income (loss)	(292,863)	92,452	135,253	269,688
Net realized gain (loss)	11,243,695	21,936,301	(832,337)	6,516,688
Net change in unrealized appreciation (depreciation)	(43,417,057)	19,450,897	(4,940,524)	(7,147,999)
Net increase (decrease) in net assets from operations	(32,466,225)	41,479,650	(5,637,608)	(361,623)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(3,785,607)	(21,033,769)	(161,705)	(1,396,481)
Class II	(140,490)	(817,307)	(52,190)	(506,754)
Total distributions	(3,926,097)	(21,851,076)	(213,895)	(1,903,235)
Capital Stock transactions:
Class I Shares
Shares sold	927,663	2,426,762	475,909	476,654
Issued to shareholders in reinvestment of distributions	3,785,607	21,033,769	161,705	1,396,481
Shares redeemed	(11,637,448)	(30,001,019)	(748,464)	(2,743,858)
Net increase (decrease) from capital stock transactions	(6,924,178)	(6,540,488)	(110,850)	(870,723)
Class II Shares
Shares sold	25,348	50,988	265,569	149,674
Issued to shareholders in reinvestment of distributions	140,490	817,307	52,190	506,754
Shares redeemed	(651,049)	(2,169,873)	(399,708)	(1,836,827)
Net increase (decrease) from capital stock transactions	(485,211)	(1,301,578)	(81,949)	(1,180,399)
Total increase (decrease) from capital stock transactions	(7,409,389)	(7,842,066)	(192,799)	(2,051,122)
Total increase (decrease) in net assets	(43,801,711)	11,786,508	(6,044,302)	(4,315,980)
Net Assets at end of period	$139,122,454	$182,924,165	$20,411,264	$26,455,566
Capital Share transactions:
Class I Shares
Shares sold	53,145	124,187	46,334	37,694
Issued to shareholders in reinvestment of distributions	227,418	1,077,511	16,898	122,160
Shares redeemed	(652,137)	(1,506,887)	(72,832)	(216,963)
Net increase (decrease) from capital shares transactions	(371,574)	(305,189)	(9,600)	(57,109)
Class II Shares
Shares sold	1,501	2,651	26,457	12,321
Issued to shareholders in reinvestment of distributions	8,884	43,910	5,496	44,671
Shares redeemed	(38,173)	(115,449)	(38,284)	(145,675)
Net increase (decrease) from capital shares transactions	(27,788)	(68,888)	(6,331)	(88,683)
See accompanying Notes to Financial Statements.
48

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets – continued
	Madison Target Retirement		Madison Target Retirement
	2020 Fund		2030 Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$27,013,768	$35,684,515	$71,328,060	$70,124,885
Increase (decrease) in net assets from operations: Net investment income (loss)	85,486	462,407	216,796	2,422,423
Net realized gain (loss)	(954,697)	1,140,338	567,906	3,284,607
Net change in unrealized appreciation (depreciation)	(1,478,855)	(1,220,918)	(7,613,016)	(750,904)
Net increase (decrease) in net assets from operations	(2,348,066)	381,827	(6,828,314)	4,956,126
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(265,485)	(1,310,017)	(1,334,385)	(4,962,392)
Total distributions	(265,485)	(1,310,017)	(1,334,385)	(4,962,392)
Capital Stock transactions:
Class I Shares
Shares sold	2,424,935	3,874,580	5,679,100	10,415,959
Issued to shareholders in reinvestment of distributions	265,485	1,310,016	1,334,386	4,962,392
Shares redeemed	(5,314,985)	(12,927,153)	(11,599,858)	(14,168,910)
Total increase (decrease) from capital stock transactions	(2,624,565)	(7,742,557)	(4,586,372)	1,209,441
Total increase (decrease) in net assets	(5,238,116)	(8,670,747)	(12,749,071)	1,203,175
Net Assets at end of period	$21,775,652	$27,013,768	$58,578,989	$71,328,060
Capital Share transactions:
Class I Shares
Shares sold	339,124	495,330	738,314	1,247,551
Issued to shareholders in reinvestment of distributions	38,366	171,603	179,131	612,963
Shares redeemed	(736,879)	(1,649,771)	(1,504,646)	(1,682,576)
Net increase (decrease) from capital shares transactions	(359,389)	(982,838)	(587,201)	177,938
See accompanying Notes to Financial Statements.
49

Ultra Series Fund | June 30, 2022 Statements of Changes in Net Assets – continued
	Madison Target Retirement		Madison Target Retirement
	2040 Fund		2050 Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/22	12/31/21	6/30/22	12/31/21
Net Assets at beginning of period	$40,984,397	$41,990,185	$34,283,473	$30,436,863
Increase (decrease) in net assets from operations:
Net investment income (loss)	124,735	1,557,344	100,012	1,423,608
Net realized gain (loss)	342,631	2,585,720	421,214	1,639,423
Net change in unrealized appreciation (depreciation)	(4,743,385)	(590,633)	(4,027,130)	49,375
Net increase (decrease) in net assets from operations	(4,276,019)	3,552,431	(3,505,904)	3,112,406
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(924,846)	(3,463,717)	(779,669)	(2,649,779)
Total distributions	(924,846)	(3,463,717)	(779,669)	(2,649,779)
Capital Stock transactions:
Class I Shares
Shares sold	3,335,226	5,550,905	2,699,156	6,502,773
Issued to shareholders in reinvestment of distributions	924,846	3,463,717	779,669	2,649,779
Shares redeemed	(4,291,861)	(10,109,124)	(5,075,536)	(5,768,569)
Total increase (decrease) from capital stock transactions	(31,789)	(1,094,502)	(1,596,711)	3,383,983
Total increase (decrease) in net assets	(5,232,654)	(1,005,788)	(5,882,284)	3,846,610
Net Assets at end of period	$35,751,743	$40,984,397	$28,401,189	$34,283,473
Capital Share transactions:
Class I Shares
Shares sold	460,077	712,623	213,516	475,660
Issued to shareholders in reinvestment of distributions	134,858	465,559	64,271	202,588
Shares redeemed	(600,204)	(1,291,950)	(399,857)	(423,943)
Net increase (decrease) from capital shares transactions	(5,269)	(113,768)	(122,070)	254,305
See accompanying Notes to Financial Statements.

50

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$10.40	$10.33	$10.13	$9.21	$10.22	$9.74
Income from Investment Operations:
Net investment income	0.06	0.23	0.12	0.20 [1]	0.25	0.21
Net realized and unrealized gain (loss) on investments	(1.54)	0.15	0.83	1.00	(0.51)	0.77
Total from investment operations	(1.48)	0.38	0.95	1.20	(0.26)	0.98
Less Distributions From:
Net investment income	(0.02)	(0.21)	(0.22)	(0.19)	(0.25)	(0.22)
Capital gains	–	(0.10)	(0.41)	(0.09)	(0.50)	(0.28)
Return of Capital	–	–	(0.12)	–	–	–
Total distributions	(0.02)	(0.31)	(0.75)	(0.28)	(0.75)	(0.50)
Net increase (decrease) in net asset value	(1.50)	0.07	0.20	0.92	(1.01)	0.48
Net Asset Value at end of period	$8.90	$10.40	$10.33	$10.13	$9.21	$10.22
Total Return (%)[2]	(11.87)[3]	3.59	9.46	12.97	(2.49)	10.17
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$112,095	$134,456	$146,016	$109,012	$96,763	$120,703
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [4]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser(%)	0.25 [4]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.36 [4]	2.04	1.56	2.15	2.13	2.06
Portfolio turnover (%)[5]	40 [3]	50	73	57	54	49

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$10.42	$10.36	$10.14	$9.22	$10.22	$9.73
Income from Investment Operations:
Net investment income	0.05	0.19	0.13	0.17 [1]	0.19	0.18
Net realized and unrealized gain (loss) on investments	(1.53)	0.15	0.80	1.00	(0.47)	0.78
Total from investment operations	(1.48)	0.34	0.93	1.17	(0.28)	0.96
Less Distributions From:
Net investment income	(0.01)	(0.18)	(0.18)	(0.16)	(0.22)	(0.19)
Capital gains	–	(0.10)	(0.41)	(0.09)	(0.50)	(0.28)
Return of Capital	–	–	(0.12)	–	–	–
Total distributions	(0.01)	(0.28)	(0.71)	(0.25)	(0.72)	(0.47)
Net increase (decrease) in net asset value	(1.49)	0.06	0.22	0.92	(1.00)	0.49
Net Asset Value at end of period	$8.93	$10.42	$10.36	$10.14	$9.22	$10.22
Total Return (%)[2]	(11.97)[3]	3.33	9.18	12.69	(2.73)	9.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,197	$17,373	$19,406	$21,984	$22,527	$29,772
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [4]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser(%)	0.50 [4]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	1.10 [4]	1.79	1.30	1.86	1.88	1.78
Portfolio turnover (%)[5]	40 [3]	50	73	57	54	49

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

51

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MODERATE ALLOCATION FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$10.29	$10.09	$10.31	$9.20	$10.85	$10.18
Income from Investment Operations:
Net investment income	0.06	0.28	0.15	0.22 [1]	0.21	0.22
Net realized and unrealized gain (loss) on investments	(1.97)	0.46	0.89	1.30	(0.69)	1.29
Total from investment operations	(1.91)	0.74	1.04	1.52	(0.48)	1.51
Less Distributions From:
Net investment income	(0.03)	(0.26)	(0.17)	(0.23)	(0.12)	(0.23)
Capital gains	–	(0.28)	(0.78)	(0.18)	(1.05)	(0.61)
Return of Capital	–	–	(0.31)	–	–	–
Total distributions	(0.03)	(0.54)	(1.26)	(0.41)	(1.17)	(0.84)
Net increase (decrease) in net asset value	(1.94)	0.20	(0.22)	1.11	(1.65)	0.67
Net Asset Value at end of period	$8.35	$10.29	$10.09	$10.31	$9.20	$10.85
Total Return (%)[2]	(13.31)[3]	7.40	10.06	16.56	(4.36)	14.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$114,724	$146,647	$161,944	$171,065	$175,785	$217,301
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [4]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser(%)	0.25 [4]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.21 [4]	2.37	1.32	1.87	1.85	1.80
Portfolio turnover (%)[5]	37 [3]	59	79	62	67	39

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$10.31	$10.10	$10.31	$9.19	$10.83	$10.16
Income from Investment Operations:
Net investment income	0.02	0.21	0.11	0.15 [1]	0.15	0.16
Net realized and unrealized gain (loss) on investments	(1.95)	0.51	0.90	1.34	(0.65)	1.31
Total from investment operations	(1.93)	0.72	1.01	1.49	(0.50)	1.47
Less Distributions From:
Net investment income	(0.02)	(0.23)	(0.13)	(0.19)	(0.09)	(0.19)
Capital gains	–	(0.28)	(0.78)	(0.18)	(1.05)	(0.61)
Return of Capital	–	–	(0.31)	–	–	–
Total distributions	(0.02)	(0.51)	(1.22)	(0.37)	(1.14)	(0.80)
Net increase (decrease) in net asset value	(1.95)	0.21	(0.21)	1.12	(1.64)	0.67
Net Asset Value at end of period	$8.36	$10.31	$10.10	$10.31	$9.19	$10.83
Total Return (%)[2]	(13.42)[3]	7.13	9.78	16.27	(4.60)	14.52
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,100	$16,166	$18,046	$18,790	$20,302	$26,764
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [4]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser(%)	0.50 [4]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.95 [4]	2.17	1.07	1.62	1.58	1.54
Portfolio turnover (%)[5]	37 [3]	59	79	62	67	39

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

52

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

AGGRESSIVE ALLOCATION FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$9.08	$8.76	$9.09	$7.97	$10.12	$9.30
Income from Investment Operations:
Net investment income	0.05	0.28	0.12	0.16 [1]	0.18	0.17
Net realized and unrealized gain (loss) on investments	(1.97)	0.61	0.79	1.40	(0.80)	1.54
Total from investment operations	(1.92)	0.89	0.91	1.56	(0.62)	1.71
Less Distributions From:
Net investment income	(0.03)	(0.26)	(0.13)	(0.15)	(0.19)	(0.18)
Capital gains	–	(0.31)	(0.72)	(0.29)	(1.34)	(0.71)
Return of Capital	–	–	(0.39)	–	–	–
Total distributions	(0.03)	(0.57)	(1.24)	(0.44)	(1.53)	(0.89)
Net increase (decrease) in net asset value	(1.95)	0.32	(0.33)	1.12	(2.15)	0.82
Net Asset Value at end of period	$7.13	$9.08	$8.76	$9.09	$7.97	$10.12
Total Return (%)[2]	(14.76)[3]	10.18	10.08	19.69	(6.16)	18.52
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$40,919	$52,574	$54,472	$61,127	$61,777	$84,217
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [4]	0.32	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser(%)	0.25 [4]	0.22	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.16 [4]	2.74	1.14	1.71	1.55	1.57
Portfolio turnover (%)[5]	38 [3]	71	93	78	69	36

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$9.06	$8.74	$9.06	$7.94	$10.09	$9.27
Income from Investment Operations:
Net investment income	0.04	0.22	0.08	0.13 [1]	0.13	0.15
Net realized and unrealized gain (loss) on investments	(1.98)	0.64	0.80	1.41	(0.78)	1.53
Total from investment operations	(1.94)	0.86	0.88	1.54	(0.65)	1.68
Less Distributions From:
Net investment income	(0.02)	(0.23)	(0.09)	(0.13)	(0.16)	(0.15)
Capital gains	–	(0.31)	(0.72)	(0.29)	(1.34)	(0.71)
Return of Capital	–	–	(0.39)	–	–	–
Total distributions	(0.02)	(0.54)	(1.20)	(0.42)	(1.50)	(0.86)
Net increase (decrease) in net asset value	(1.96)	0.32	(0.32)	1.12	(2.15)	0.82
Net Asset Value at end of period	$7.10	$9.06	$8.74	$9.06	$7.94	$10.09
Total Return (%)[2]	(14.88)[3]	9.90	9.81	19.39	(6.39)	18.22
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$638	$799	$1,095	$1,272	$1,527	$2,267
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [4]	0.57	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser(%)	0.50 [4]	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	0.93 [4]	2.42	0.90	1.41	1.01	1.53
Portfolio turnover (%)[5]	38 [3]	71	93	78	69	36

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

53

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

CORE BOND FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$9.74	$10.30	$9.89	$9.39	$9.76	$9.75
Income from Investment Operations:
Net investment income	0.11	0.20	0.26	0.31 [1]	0.32	0.29
Net realized and unrealized gain (loss) on investments	(1.18)	(0.37)	0.62	0.48	(0.38)	0.02
Total from investment operations	(1.07)	(0.17)	0.88	0.79	(0.06)	0.31
Less Distributions From:
Net investment income	(0.03)	(0.23)	(0.28)	(0.28)	(0.31)	(0.30)
Capital gains	–	(0.16)	(0.19)	(0.01)	–	–
Total distributions	(0.03)	(0.39)	(0.47)	(0.29)	(0.31)	(0.30)
Net increase (decrease) in net asset value	(1.10)	(0.56)	0.41	0.50	(0.37)	0.01
Net Asset Value at end of period	$8.64	$9.74	$10.30	$9.89	$9.39	$9.76
Total Return (%)[2]	(10.73)[3]	(1.58)	8.97	8.36	(0.62)	3.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$73,947	$85,758	$92,471	$95,679	$104,781	$129,429
Ratios of expenses to average net assets:
Ratios of expenses to average net assets (%)	0.57 [4]	0.57	0.57	0.57	0.57	0.57
Ratio of net investment income to average net assets (%)	2.21 [4]	1.97	2.23	2.67	2.70	2.54
Portfolio turnover (%)[5]	18 [3]	34	44	26	24	16

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$9.69	$10.25	$9.84	$9.36	$9.73	$9.73
Income from Investment Operations:
Net investment income	0.04	0.07	0.11	0.17 [1]	0.19	0.22
Net realized and unrealized gain (loss) on investments	(1.13)	(0.25)	0.74	0.58	(0.27)	0.06
Total from investment operations	(1.09)	(0.18)	0.85	0.75	(0.08)	0.28
Less Distributions From:
Net investment income	(0.02)	(0.22)	(0.25)	(0.26)	(0.29)	(0.28)
Capital gains	–	(0.16)	(0.19)	(0.01)	–	–
Total distributions	(0.02)	(0.38)	(0.44)	(0.27)	(0.29)	(0.28)
Net increase (decrease) in net asset value	(1.11)	(0.56)	0.41	0.48	(0.37)	–
Net Asset Value at end of period	$8.58	$9.69	$10.25	$9.84	$9.36	$9.73
Total Return (%)[2]	(10.84)[3]	(1.83)	8.70	8.09	(0.87)	2.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,087	$19,379	$23,721	$26,855	$29,713	$35,252
Ratios of expenses to average net assets:
Ratios of expenses to average net assets (%)	0.82 [4]	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	1.96 [4]	1.72	1.98	2.43	2.45	2.29
Portfolio turnover (%)[5]	18 [3]	34	44	26	24	16

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

54

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

HIGH INCOME FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019		2018	2017
Net Asset Value at beginning of period	$8.22	$8.24	$8.17	$7.91		$8.66	$8.56
Income from Investment Operations:
Net investment income	0.20	0.38	0.46	0.49	[1]	0.49	0.47
Net realized and unrealized gain (loss) on investments	(1.15)	(0.04)	0.03	0.19		(0.77)	0.08
Total from investment operations	(0.95)	0.34	0.49	0.68		(0.28)	0.55
Less Distributions From:
Net investment income	(0.04)	(0.36)	(0.42)	(0.42)		(0.47)	(0.45)
Net increase (decrease) in net asset value	(0.99)	(0.02)	0.07	0.26		(0.75)	0.10
Net Asset Value at end of period	$7.23	$8.22	$8.24	$8.17		$7.91	$8.66
Total Return (%)[2]	(11.68)[3]	4.24	5.98	8.64		(3.20)	6.32
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,672	$13,032	$13,989	$15,658		$17,466	$20,601
Ratios of expenses to average net assets (%)	0.77 [4]	0.77	0.77	0.77		0.77	0.77
Ratio of net investment income to average net assets (%)	4.33 [4]	4.14	4.77	4.96		5.12	4.72
Portfolio turnover (%)[5]	2 [3]	50	55	17		22	39

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019		2018	2017
Net Asset Value at beginning of period	$8.22	$8.25	$8.18	$7.92		$8.67	$8.57
Income from Investment Operations:
Net investment income	0.05	0.25	0.26	0.31	[1]	0.37	0.43
Net realized and unrealized gain (loss) on investments	(1.02)	0.07	0.21	0.35		(0.67)	0.09
Total from investment operations	(0.97)	0.32	0.47	0.66		(0.30)	0.52
Less Distributions From:
Net investment income	(0.03)	(0.35)	(0.40)	(0.40)		(0.45)	(0.42)
Net increase (decrease) in net asset value	(1.00)	(0.03)	0.07	0.26		(0.75)	0.10
Net Asset Value at end of period	$7.22	$8.22	$8.25	$8.18		$7.92	$8.67
Total Return (%)[2]	(11.78)[3]	3.98	5.71	8.36		(3.44)	6.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,739	$3,403	$3,693	$4,181		$4,605	$5,562
Ratios of expenses to average net assets (%)	1.02 [4]	1.02	1.02	1.02		1.02	1.02
Ratio of net investment income to average net assets (%)	4.08 [4]	3.89	4.52	4.71		4.87	4.47
Portfolio turnover (%)[5]	2 [3]	50	55	17		22	39

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

55

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

DIVERSIFIED INCOME FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$19.65	$19.47	$19.11	$17.26	$19.55	$18.40
Income from Investment Operations:
Net investment income	0.18	0.36	0.40	0.43 [1]	0.47	0.45
Net realized and unrealized gain (loss) on investments	(2.50)	2.53	1.04	2.96	(0.65)	2.00
Total from investment operations	(2.32)	2.89	1.44	3.39	(0.18)	2.45
Less Distributions From:
Net investment income	(0.03)	(0.39)	(0.41)	(0.40)	(0.48)	(0.45)
Capital gains	–	(2.32)	(0.67)	(1.14)	(1.63)	(0.85)
Total distributions	(0.03)	(2.71)	(1.08)	(1.54)	(2.11)	(1.30)
Net increase (decrease) in net asset value	(2.35)	0.18	0.36	1.85	(2.29)	1.15
Net Asset Value at end of period	$17.30	$19.65	$19.47	$19.11	$17.26	$19.55
Total Return (%)[2]	(9.94)[3]	14.92	7.77	19.68	(0.76)	13.31
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$171,161	$200,806	$195,463	$206,780	$201,421	$239,212
Ratios of expenses to average net assets (%)	0.72 [4]	0.72	0.72	0.72	0.72	0.72
Ratio of net investment income to average net assets (%)	1.92 [4]	1.64	2.04	2.10	2.17	2.13
Portfolio turnover (%)[5]	20 [3]	34	31	28	26	16

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$19.39	$19.27	$18.92	$17.12	$19.41	$18.31
Income from Investment Operations:
Net investment income	0.14	0.32	0.27	0.34 [1]	0.38	0.37
Net realized and unrealized gain (loss) on investments	(2.45)	2.48	1.12	2.97	(0.60)	2.00
Total from investment operations	(2.31)	2.80	1.39	3.31	(0.22)	2.37
Less Distributions From:
Net investment income	(0.01)	(0.36)	(0.37)	(0.37)	(0.44)	(0.42)
Capital gains	–	(2.32)	(0.67)	(1.14)	(1.63)	(0.85)
Total distributions	(0.01)	(2.68)	(1.04)	(1.51)	(2.07)	(1.27)
Net increase (decrease) in net asset value	(2.32)	0.12	0.35	1.80	(2.29)	1.10
Net Asset Value at end of period	$17.07	$19.39	$19.27	$18.92	$17.12	$19.41
Total Return (%)[2]	(10.05)[3]	14.64	7.50	19.38	(1.01)	13.03
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,802	$29,739	$29,102	$33,801	$32,925	$40,526
Ratios of expenses to average net assets (%)	0.97 [4]	0.97	0.97	0.97	0.97	0.97
Ratio of net investment income to average net assets (%)	1.67 [4]	1.39	1.79	1.85	1.92	1.88
Portfolio turnover (%)[5]	20 [3]	34	31	28	26	16

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

56

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP VALUE FUND

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$27.33	$23.34	$25.08	$21.85	$28.48	$26.56
Income from Investment Operations:
Net investment income	0.28	0.49	0.40	0.41 [1]	0.50	0.69
Net realized and unrealized gain (loss) on investments	(3.23)	4.71	(1.46)	5.01	(4.09)	3.60
Total from investment operations	(2.95)	5.20	(1.06)	5.42	(3.59)	4.29
Less Distributions From:
Net investment income	(0.04)	(0.49)	(0.38)	(0.37)	(0.46)	(0.69)
Capital gains	–	(0.72)	(0.30)	(1.82)	(2.01)	(1.68)
Return of Capital	–	–	–	–	(0.57)	–
Total distributions	(0.04)	(1.21)	(0.68)	(2.19)	(3.04)	(2.37)
Net increase (decrease) in net asset value	(2.99)	3.99	(1.74)	3.23	(6.63)	1.92
Net Asset Value at end of period	$24.34	$27.33	$23.34	$25.08	$21.85	$28.48
Total Return (%)[2]	(9.71)[3]	22.36	(3.99)	24.93	(12.59)	16.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$202,511	$239,621	$220,518	$256,775	$243,697	$341,213
Ratios of expenses to average net assets (%)	0.62 [4]	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%)	2.08 [4]	1.78	1.74	1.49	1.54	2.28
Portfolio turnover (%)[5]	17 [3]	32	87	76	83	77

	(unaudited) Six-
	Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$26.87	$22.99	$24.72	$21.56	$28.17	$26.32
Income from Investment Operations:
Net investment income	0.10	0.24	0.23	0.30 [1]	0.36	0.65
Net realized and unrealized gain (loss) on investments	(3.03)	4.81	(1.33)	4.98	(3.98)	3.52
Total from investment operations	(2.93)	5.05	(1.10)	5.28	(3.62)	4.17
Less Distributions From:
Net investment income	(0.01)	(0.45)	(0.33)	(0.30)	(0.41)	(0.64)
Capital gains	–	(0.72)	(0.30)	(1.82)	(2.01)	(1.68)
Return of Capital	–	–	–	–	(0.57)	–
Total distributions	(0.01)	(1.17)	(0.63)	(2.12)	(2.99)	(2.32)
Net increase (decrease) in net asset value	(2.94)	3.88	(1.73)	3.16	(6.61)	1.85
Net Asset Value at end of period	$23.93	$26.87	$22.99	$24.72	$21.56	$28.17
Total Return (%)[2]	(9.83)[3]	22.05	(4.23)	24.61	(12.81)	15.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,381	$3,128	$3,388	$4,284	$3,829	$5,539
Ratios of expenses to average net assets (%)	0.87 [4]	0.87	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.82 [4]	1.52	1.48	1.24	1.29	2.08
Portfolio turnover (%)[5]	17 [3]	32	87	76	83	77

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements

57

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

LARGE CAP GROWTH FUND

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$23.42	$21.11	$20.17	$17.19	$26.54	$24.84
Income from Investment Operations:
Net investment income	0.02	0.10	0.09	0.12 [1]	0.20	0.22
Net realized and unrealized gain (loss) on investments	(4.25)	4.68	2.61	5.20	(0.52)	5.32
Total from investment operations	(4.23)	4.78	2.70	5.32	(0.32)	5.54
Less Distributions From:
Net investment income	(0.02)	(0.08)	(0.09)	(0.12)	(0.19)	(0.22)
Capital gains	–	(2.39)	(1.67)	(2.22)	(8.84)	(3.62)
Total distributions	(0.02)	(2.47)	(1.76)	(2.34)	(9.03)	(3.84)
Net increase (decrease) in net asset value	(4.25)	2.31	0.94	2.98	(9.35)	1.70
Net Asset Value at end of period	$19.17	$23.42	$21.11	$20.17	$17.19	$26.54
Total Return (%)[2]	(16.79)[3]	22.96	13.94	31.13	(0.28)	22.28
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$166,461	$213,648	$198,560	$197,776	$184,508	$232,362
Ratios of expenses to average net assets (%)	0.82 [4]	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.23 [4]	0.40	0.43	0.52	0.70	0.75
Portfolio turnover (%)[5]	6 [3]	16	29	18	73	22

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$22.73	$20.57	$19.71	$16.85	$26.22	$24.60
Income from Investment Operations:
Net investment income (loss)	(0.06)	(0.04)	(0.01)	0.02 [1]	0.19	0.14
Net realized and unrealized gain (loss) on investments	(4.08)	4.64	2.59	5.14	(0.56)	5.28
Total from investment operations	(4.14)	4.60	2.58	5.16	(0.37)	5.42
Less Distributions From:
Net investment income	–	(0.05)	(0.05)	(0.08)	(0.16)	(0.18)
Capital gains	–	(2.39)	(1.67)	(2.22)	(8.84)	(3.62)
Total distributions	–	(2.44)	(1.72)	(2.30)	(9.00)	(3.80)
Net increase (decrease) in net asset value	(4.14)	2.16	0.86	2.86	(9.37)	1.62
Net Asset Value at end of period	$18.59	$22.73	$20.57	$19.71	$16.85	$26.22
Total Return (%)[2]	(16.89)[3]	22.66	13.65	30.80	(0.53)	21.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$10,806	$14,667	$15,900	$17,569	$17,704	$23,445
Ratios of expenses to average net assets (%)	1.07 [4]	1.07	1.07	1.07	1.07	1.07
Ratio of net investment income (loss) to average net assets (%)	(0.02)[4]	0.17	0.19	0.27	0.45	0.50
Portfolio turnover (%)[5]	6 [3]	16	29	18	73	22

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

58

Ultra Series Fund | June 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

MID CAP FUND

	(unaudited)
	Six-Months
	Ended		Year Ended December 31,
CLASS I	6/30/22		2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$19.99		$17.97	$18.38	$15.19	$18.97	$18.11
Income from Investment Operations:
Net investment income (loss)	(0.03)		0.01	(0.01)	(0.03)[1]	—	(0.01)
Net realized and unrealized gain (loss) on investments	(3.60)		4.62	1.66	5.22	(0.37)	2.85
Total from investment operations	(3.63)		4.63	1.65	5.19	(0.37)	2.84
Less Distributions From:
Capital gains	(0.46)		(2.61)	(2.06)	(2.00)	(3.41)	(1.98)
Net increase (decrease) in net asset value	(4.09)		2.02	(0.41)	3.19	(3.78)	0.86
Net Asset Value at end of period	$15.90		$19.99	$17.97	$18.38	$15.19	$18.97
Total Return (%)[2]	(18.29	)3	26.39	9.69	34.27	(1.50)	15.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$134,397		$176,437	$164,068	$167,094	$152,077	$192,140
Ratios of expenses to average net assets (%)	0.92	[4]	0.92	0.92	0.92	0.92	0.92
Ratio of net investment income (loss) to average net assets (%)	(0.37)[4]		0.06	(0.07)	(0.18)	(0.03)	(0.07)
Portfolio turnover (%)[5]	14	[3]	25	24	16	25	22

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$19.04	$17.26	$17.77	$14.77	$18.59	$17.83
Income from Investment Operations:
Net investment loss	(0.11)	(0.14)	(0.10)	(0.14)[1]	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	(3.37)	4.53	1.65	5.14	(0.34)	2.82
Total from investment operations	(3.48)	4.39	1.55	5.00	(0.41)	2.74
Less Distributions From:
Capital gains	(0.46)	(2.61)	(2.06)	(2.00)	(3.41)	(1.98)
Net increase (decrease) in net asset value	(3.94)	1.78	(0.51)	3.00	(3.82)	0.76
Net Asset Value at end of period	$15.10	$19.04	$17.26	$17.77	$14.77	$18.59
Total Return (%)[2]	(18.39)[3]	26.08	9.41	33.93	(1.75)	15.45
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$4,726	$6,487	$7,069	$8,070	$7,921	$10,509
Ratios of expenses to average net assets (%)	1.17 [4]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment loss to average net assets (%) . .	.(0.62)[4]	(0.17)	(0.31)	(0.43)	(0.28)	(0.32)
Portfolio turnover (%)[5]	14 [3]	25	24	16	25	22

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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INTERNATIONAL STOCK FUND

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$11.59	$12.67	$11.80	$9.93	$11.73	$9.69
Income from Investment Operations:
Net investment income	0.06	0.14	0.12	0.231	0.21	0.17
Net realized and unrealized gain (loss) on investments	(2.64)	(0.32)	0.86	1.84	(1.82)	2.01
Total from investment operations	(2.58)	(0.18)	0.98	2.07	(1.61)	2.18
Less Distributions From:
Net investment income	(0.01)	(0.12)	(0.11)	(0.20)	(0.19)	(0.14)
Capital gains	—	(0.78)	—	—	—	—
Total distributions	(0.01)	(0.90)	(0.11)	(0.20)	(0.19)	(0.14)
Net increase (decrease) in net asset value	(2.59)	(1.08)	0.87	1.87	(1.80)	2.04
Net Asset Value at end of period	$9.00	$11.59	$12.67	$11.80	$9.93	$11.73
Total Return (%)[2]	(21.51)[3]	(1.34)	8.36	20.81	(13.69)	22.54
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$14,932	$19,330	$21,852	$22,721	$21,130	$27,516
Ratios of expenses to average net assets (%)	1.17 [4]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	1.23 [4]	1.01	0.88	1.83	1.59	1.27
Portfolio turnover (%)[5]	11 [3]	130	33	31	33	28

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
CLASS II	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$11.50	$12.59	$11.73	$9.88	$11.67	$9.65
Income from Investment Operations:
Net investment income	0.04	0.04	0.01	0.15 [1]	0.11	0.08
Net realized and unrealized gain (loss) on investments	(2.61)	(0.25)	0.93	1.88	(1.73)	2.06
Total from investment operations	(2.57)	(0.21)	0.94	2.03	(1.62)	2.14
Less Distributions From:
Net investment income	—	(0.10)	(0.08)	(0.18)	(0.17)	(0.12)
Capital gains	—	(0.78)	—	—	—	—
Total distributions	—	(0.88)	(0.08)	(0.18)	(0.17)	(0.12)
Net increase (decrease) in net asset value	(2.57)	(1.09)	0.86	1.85	(1.79)	2.02
Net Asset Value at end of period	$8.93	$11.50	$12.59	$11.73	$9.88	$11.67
Total Return (%)[2]	(21.60)[3]	(1.58)	8.09	20.51	(13.91)	22.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$5,479	$7,126	$8,919	$9,691	$9,219	$13,257
Ratios of expenses to average net assets (%)	1.42 [4]	1.42	1.42	1.42	1.42	1.42
Ratio of net investment income to average net assets (%)	0.97 [4]	0.79	0.63	1.60	1.35	1.02
Portfolio turnover (%)[5]	11 [3]	130	33	31	33	28

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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MADISON TARGET RETIREMENT 2020 FUND

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
CLASS I	6/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$7.60	$7.87	$7.83	$7.38	$7.93	$8.06
Income from Investment Operations:
Net investment income	0.03	0.13	0.09	0.16 [1]	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.78)	(0.02)	0.60	0.70	(0.32)	0.48
Total from investment operations	(0.75)	0.11	0.69	0.86	(0.16)	0.67
Less Distributions From:
Net investment income	(0.03)	(0.10)	(0.13)	(0.14)	(0.19)	(0.37)
Capital gains	—	(0.28)	(0.52)	(0.27)	(0.10)	(0.43)
Return of Capital	—	—	—	—	(0.10)	—
Total distributions	(0.03)	(0.38)	(0.65)	(0.41)	(0.39)	(0.80)
Net increase (decrease) in net asset value	(0.78)	(0.27)	0.04	0.45	(0.55)	(0.13)
Net Asset Value at end of period	$6.82	$7.60	$7.87	$7.83	$7.38	$7.93
Total Return (%)[2]	(9.24)[3]	1.45	8.80	11.76	(2.11)	8.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$21,776	$27,014	$35,685	$35,602	$38,523	$47,510
Ratios of expenses to average net assets (%)	0.31 [4]	0.31	0.30	0.30	0.03 [5]	0.00 [56]
Ratio of net investment income to average net assets (%)	0.72 [4]	1.54	1.14	2.00	1.75 [5]	1.89 [5]
Portfolio turnover (%)[7]	17 [3]	210	318	276	35	9

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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MADISON TARGET RETIREMENT 2030 FUND

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
	6/30/22	2021	2020	2019	2018	2017
CLASS I
Net Asset Value at beginning of period	$8.15	$8.18	$7.89	$7.34	$8.16	$8.26
Income from Investment Operations:
Net investment income	0.03	0.29	0.09	0.16 [1]	0.17	0.19
Net realized and unrealized gain (loss) on investments	(0.92)	0.29	0.82	1.08	(0.50)	0.89
Total from investment operations	(0.89)	0.58	0.91	1.24	(0.33)	1.08
Less Distributions From:
Net investment income	(0.09)	(0.20)	(0.12)	(0.14)	(0.21)	(0.38)
Capital gains	–	(0.41)	(0.50)	(0.55)	(0.28)	(0.80)
Total distributions	(0.09)	(0.61)	(0.62)	(0.69)	(0.49)	(1.18)
Net increase (decrease) in net asset value	(0.98)	(0.03)	0.29	0.55	(0.82)	(0.10)
Net Asset Value at end of period	$7.17	$8.15	$8.18	$7.89	$7.34	$8.16
Total Return (%)[2]	(9.99)[3]	7.20	11.77	17.10	(4.04)	13.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$58,579	$71,328	$70,125	$62,469	$62,556	$74,415
Ratios of expenses to average net assets (%)	0.31 [4]	0.31	0.30	0.30	0.03 [5]	0.00 [56]
Ratio of net investment income to average net assets (%)	0.67 [4]	3.40	1.09	1.97	1.88 [5]	1.78 [5]
Portfolio turnover (%)[7]	154 [3]	215	372	244	33	13

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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MADISON TARGET RETIREMENT 2040 FUND

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
	6/30/22	2021	2020	2019	2018	2017
CLASS I
Net Asset Value at beginning of period	$7.49	$7.52	$7.21	$6.66	$7.55	$7.66
Income from Investment Operations:
Net investment income	0.02	0.31	0.08	0.15 [1]	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.88)	0.36	0.81	1.09	(0.52)	0.97
Total from investment operations	(0.86)	0.67	0.89	1.24	(0.36)	1.16
Less Distributions From:
Net investment income	(0.09)	(0.21)	(0.10)	(0.14)	(0.21)	(0.38)
Capital gains	–	(0.49)	(0.48)	(0.55)	(0.32)	(0.89)
Total distributions	(0.09)	(0.70)	(0.58)	(0.69)	(0.53)	(1.27)
Net increase (decrease) in net asset value	(0.95)	(0.03)	0.31	0.55	(0.89)	(0.11)
Net Asset Value at end of period	$6.54	$7.49	$7.52	$7.21	$6.66	$7.55
Total Return (%)[2]	(10.48)[3]	8.91	12.51	18.86	(4.88)	15.16
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$35,752	$40,984	$41,990	$37,060	$38,424	$49,909
Ratios of expenses to average net assets (%)	0.31 [4]	0.31	0.30	0.30	0.03 [5]	0.00 [56]
Ratio of net investment income to average net assets (%)	0.64 [4]	3.71	1.08	1.94	1.69 [5]	1.765
Portfolio turnover (%)[7]	158 [3]	209	367	258	30	16

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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MADISON TARGET RETIREMENT 2050 FUND

	(unaudited)
	Six-Months
	Ended	Year Ended December 31,
	6/30/22	2021	2020	2019	2018	2017
CLASS I
Net Asset Value at beginning of period	$13.21	$13.00	$12.37	$12.03	$13.60	$12.57
Income from Investment Operations:
Net investment income	0.06	0.57	0.13	0.26 [1]	0.26	0.27
Net realized and unrealized gain (loss) on investments	(1.59)	0.74	1.43	2.10	(1.06)	1.87
Total from investment operations	(1.53)	1.31	1.56	2.36	(0.80)	2.14
Less Distributions From:
Net investment income	(0.20)	(0.38)	(0.18)	(0.22)	(0.38)	(0.54)
Capital gains	–	(0.72)	(0.75)	(1.80)	(0.39)	(0.57)
Total distributions	(0.20)	(1.10)	(0.93)	(2.02)	(0.77)	(1.11)
Net increase (decrease) in net asset value	(1.73)	0.21	0.63	0.34	(1.57)	1.03
Net Asset Value at end of period	$11.48	$13.21	$13.00	$12.37	$12.03	$13.60
Total Return (%)[2]	(10.73)[3]	10.22	12.80	20.55	(5.85)	16.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$28,401	$34,283	$30,437	$24,850	$23,081	$28,231
Ratios of expenses to average net assets (%)	0.31 [4]	0.30	0.30	0.30	0.03 [5]	0.00 [56]
Ratio of net investment income to average net assets (%)	0.63 [4]	4.34	1.07	1.95	1.61 [5]	1.79 [5]
Portfolio turnover (%)[7]	173 [3]	228	390	292	37	8

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.
[6]	Amounts represent less than 0.01%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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Ultra Series Fund | June 30, 2022

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The funds are the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the funds’ investment adviser.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer Class I shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: The Trust and each series of the Trust, referred to individually as a fund, values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services

65

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2022

may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example,

66

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2022

a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Recently Issued Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the Securities and Exchange Commission (SEC) is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2022

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2022, none of the funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” For the period ended, June 30, 2022, The International Stock Fund had net realized losses of $(1,425) foreign currency transactions. As of June 30, 2022, only the International Stock Fund had open foreign currency transactions.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2022, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security

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that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At June 30, 2022, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2022, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following

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fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2022, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2022, in valuing the funds’ investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/22
Conservative Allocation
Investment Companies	$122,319,585	$—	$—	$122,319,585
Short-Term Investments	27,424,238	—	—	27,424,238
	149,743,823	—	—	149,743,823

Moderate Allocation
Investment Companies	124,486,164	—	—	124,486,164
Short-Term Investments	11,177,356	—	—	11,177,356
	135,663,520	—	—	135,663,520

Aggressive Allocation
Investment Companies	40,695,460	—	—	40,695,460
Short-Term Investments	3,823,913	—	—	3,823,913
	44,519,373	—	—	44,519,373

Core Bond
Asset Backed Securities	—	3,082,124	—	3,082,124
Collateralized Mortgage Obligations	—	3,870,546	—	3,870,546
Commercial Mortgage-Backed Securities	—	2,128,706	—	2,128,706
Corporate Notes and Bonds	—	28,408,024	—	28,408,024
Foreign Corporate Bonds	—	2,017,749	—	2,017,749
Long-Term Municipal Bonds	—	1,930,471	—	1,930,471
Mortgage Backed Securities	—	17,989,545	—	17,989,545
U.S. Government and Agency Obligations	—	28,721,973	—	28,721,973
Short-Term Investments	1,270,752	—	—	1,270,752
	1,270,752	88,149,138	—	89,419,890

High Income
Corporate Notes and Bonds	—	11,350,619	—	11,350,619
Foreign Corporate Bonds	—	1,119,120	—	1,119,120
Exchange Traded Funds	434,299	—	—	434,299
Short-Term Investments	817,147	—	—	817,147
	1,251,446	12,469,739	—	13,721,185

Diversified Income
Common Stocks	132,367,355	—	—	132,367,355
Asset Backed Securities	—	1,736,237	—	1,736,237
Collateralized Mortgage Obligations	—	3,404,457	—	3,404,457
Commercial Mortgage-Backed Securities	—	1,115,295	—	1,115,295
Corporate Notes and Bonds	—	18,850,226	—	18,850,226
Foreign Corporate Bonds		1,093,599		1,093,599
Long-Term Municipal Bonds	—	1,184,121	—	1,184,121
Mortgage Backed Securities	—	11,664,312	—	11,664,312
U.S. Government and Agency Obligations	—	21,357,232	—	21,357,232
Short-Term Investments	4,228,299	—	—	4,228,299
	136,595,654	60,405,479	—	197,001,133

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Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/22
Large Cap Value
Common Stocks	$202,327,355	$—	$—	$202,327,355
Short-Term Investments	2,441,481	—	—	2,441,481
	204,768,836	—	—	204,768,836

Large Cap Growth
Common Stocks	170,773,303	—	—	170,773,303
Short-Term Investments	6,450,400	—	—	6,450,400
	177,223,703	—	—	177,223,703

Mid Cap
Common Stocks	135,115,774	—	—	135,115,774
Short-Term Investments	5,137,060	—	—	5,137,060
	140,252,834	—	—	140,252,834

International Stock
Common Stocks
Australia	—	655,102	—	655,102
Brazil	730,130	—	—	730,130
Canada	1,062,680	—	—	1,062,680
China	777,586	979,071	—	1,756,657
Denmark	—	312,629	—	312,629
France	—	1,704,380	—	1,704,380
Germany	231,517	1,401,314	—	1,632,831
Hong Kong	—	352,478	—	352,478
India	1,384,575	—	—	1,384,575
Ireland	184,198	367,755	—	551,953
Israel	272,427	—	—	272,427
Italy	260,909	—	—	260,909
Japan	—	3,165,781	—	3,165,781
Mexico	274,125	418,048	—	692,173
Netherlands	363,572	—	—	363,572
Norway	—	207,044		207,044
Singapore	—	337,540	—	337,540
Spain	—	364,596	—	364,596
Switzerland	—	1,137,314	—	1,137,314
Taiwan	283,264	—	—	283,264
United Kingdom	—	2,388,450	—	2,388,450
Short-Term Investments	960,476	—	—	960,476
	6,785,459	13,791,502	—	20,576,961

Madison Target Retirement 2020 Fund	19,239,697	—	—	19,239,697
Madison Target Retirement 2030 Fund	49,342,073	—	—	49,342,073
Madison Target Retirement 2040 Fund	28,767,763	—	—	28,767,763
Madison Target Retirement 2050 Fund	22,139,036	—	—	22,139,036

1 See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

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4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Investment Advisory Agreements: The Investment Adviser is entitled to receive an advisory fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each fund as follows as of June 30, 2022:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.30%[1]	Large Cap Growth	0.80%
Moderate Allocation	0.30%[1]	Mid Cap	0.90%
Aggressive Allocation	0.30%[1]	International Stock	1.15%
Core Bond	0.55%	Madison Target Retirement 2020	0.25%
High Income	0.75%	Madison Target Retirement 2030	0.25%
Diversified Income	0.70%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

[1]	The investment adviser contractually agreed to waive 0.10% of its 0.30% management fee until at least April 30, 2023.

The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these funds does not cover, and therefore these funds pay directly for, the following fees and expenses: (i) fees and expenses of the independent Trustees; (ii) fees and expenses of independent counsel to the independent Trustees; (iii) fees and expenses of the Trust’s independent registered public accountant; (iv) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (v) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (vi) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent Trustees.

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these funds, the Investment Adviser is only responsible for providing investment management services to the funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its fees or expenses related to the funds. Fee waiver agreements may be modified or terminated at any time or for any reason, but only with fund Board approval. Effective May 1, 2022, the Investment Adviser removed the 0.10% waiver of its Investment advisory fee for Target Allocation funds. Fees waived for the period ended June 30, 2022, reflected as “fees waived” in the accompanying Statements of Operations, were as follows:

	Waived Fees or Expenses *
Fund	Class I	Class II	Total Waivers
Conservative Allocation	$41,775	$5,371	$47,146
Moderate Allocation	45,131	4,885	50,016
Aggressive Allocation	16,138	240	16,378

*	TheInvestment Adviser does not have the right to recoup these waived fees.

Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee pursuant to the terms of a separate Administrative Services Agreement. Under this agreement, Madison provides or arranges for the Target Date Funds to have all operational and support services needed by the funds, for which Madison is entitled to receive

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a fee of 0.05% annually based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly. Fees and expenses of independent counsel to the independent Trustees and fees and expenses of the Trust’s independent registered public accountant are covered under this agreement.

The Administrative Services Agreement with the Target Retirement Fund does not cover, and therefore these funds pay directly for, the following expenses: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) acquired fund fees, if any, and (iii) any extraordinary or nonrecurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes), and (iv) Independent Trustee compensation, including Lead Independent Trustee compensation.

Other Expenses: Due to the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Administrative Services Agreement arrangement in place with respect to the Target Date Funds, the former group of funds is directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the latter group is directly responsible.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the period ended June 30, 2022, no fees were waived. MFD does not have the right to recoup waived fees.

Officers and Trustees: Certain officers and Trustees of the Trust may also be officers, directors and/or employees of the Adviser or its affiliates. The Trust does not compensate its officers or Trustees who are officers, directors and/or employees of the Adviser or its affiliates. The Independent Trustees fees are a direct expense of the funds which is included in the “Trustee fees” line item on the Statement of Operations. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.

5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

6. SECURITIES TRANSACTIONS

For the period ended June 30, 2022, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$54,243,946	$61,056,848
Moderate Allocation	—	—	51,889,531	61,986,623

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Aggressive Allocation	—	—	17,551,848	20,508,468
Core Bond	14,140,507	5,082,533	4,345,667	11,583,251
High Income	—	—	327,374	1,095,962
Diversified Income	13,703,259	4,719,964	29,071,935	42,123,461
Large Cap Value	—	—	37,475,845	49,748,092
Large Cap Growth	—	—	11,629,861	27,771,110
Mid Cap	—	—	20,985,638	28,064,379
International Stock	—	—	2,499,564	2,869,756
Madison Target Retirement 2020	—	—	36,124,213	40,078,277
Madison Target Retirement 2030	—	—	92,807,953	104,097,578
Madison Target Retirement 2040	—	—	55,843,491	61,541,057
Madison Target Retirement 2050	—	—	49,964,853	56,697,131

7. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of June 30, 2022, the funds did not hold any derivatives.

There is no impact on the financial statements of the other funds as they did not hold derivative investments during the period ended June 30, 2022.

8. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended June 30, 2022, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

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The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. During the period ended June 30, 2022, the Fund did not enter into any options on futures contracts.

9. FOREIGN SECURITIES

Each fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaimed receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in other assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

10. SECURITIES LENDING

The Board of Trustees has authorized the funds, other than the Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of June 30, 2022, the aggregate fair value of securities on loan for the Trust was $48,276,006. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

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Fund	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$27,239,834	$23,359,550	$4,456,407
Moderate Allocation	14,361,956	9,047,729	5,672,408
Aggressive Allocation	4,500,955	2,957,439	1,650,010
Core Bond	342,039	348,383	—
High Income	465,846	474,810	—
Diversified Income	662,333	673,115	—
International Stock	703,043	274,882	434,443

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Conservative Allocation
Government Money Market	$23,359,550	$—	$—	$—	—23,359,550
Total Borrowings	$23,359,550	$—	$—	$—	$23,359,550
Gross amount of recognized liabilities for securities lending transactions					$23,359,550

Moderate Allocation
Government Money Market	$9,047,729	$—	$—	$—	—9,047,729
Total Borrowings	$9,047,729	$—	$—	$—	$9,047,729
Gross amount of recognized liabilities for securities lending transactions					$9,047,729

Aggressive Allocation
Government Money Market	$2,957,439	$—	$—	$—	$2,957,439
Total Borrowings	$2,957,439	$—	$—	$—	$2,957,439
Gross amount of recognized liabilities for securities lending transactions					$2,957,439

Core Bond
Government Money Market	$348,383	$—	$—	$—	—348,383
Total Borrowings	$348,383	$—	$—	$—	$348,383
Gross amount of recognized liabilities for securities lending transactions					$348,383
High Income
Government Money Market	$474,810	$—	$—	$—	$474,810
Total Borrowings	$474,810	$—	$—	$—	$474,810
Gross amount of recognized liabilities for securities lending transactions					$474,810

Diversified Income
Government Money Market	$673,115	$—	$—	$—	$673,115
Total Borrowings	$673,115	$—	$—	$—	$673,115
Gross amount of recognized liabilities for securities lending transactions					$673,115
International Stock
Government Money Market	$274,882	$—	$—	$—	$274,882
Total Borrowings	$274,882	$—	$—	$—	$274,882
Gross amount of recognized liabilities for securities lending transactions					$274,882

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

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11. FEDERAL INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2022. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2018 through December 31, 2021.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2021, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
High Income	$479,206	$1,861,309

 At June 30, 2022, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,822,176	$(10,606,299)	$(6,784,123)
Moderate Allocation	7,211,278	(8,657,610)	(1,446,332)
Aggressive Allocation	2,893,051	(3,254,030)	(360,979)
Core Bond	634,827	(7,918,478)	(7,283,651)
High Income	-	(1,886,376)	(1,886,376)
Diversified Income	37,096,581	(7,302,844)	29,793,737
Large Cap Value	34,622,015	(4,812,986)	29,809,029
Large Cap Growth	60,581,338	(7,122,156)	53,459,182
Mid Cap	62,487,735	(8,834,501)	53,653,234
International Stock	663,114	(5,856,247)	(5,193,133)
Madison Target Retirement 2020	61,144	(1,566,348)	(1,505,204)
Madison Target Retirement 2030	410,059	(4,964,140)	(4,554,081)
Madison Target Retirement 2040	388,577	(3,259,453)	(2,870,876)
Madison Target Retirement 2050	391,842	(2,751,996)	(2,360,154)

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2022, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or investment adviser and membership in a common family of investment companies . Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2022 follows:

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Fund/Underlying Fund	Beginning value as of 12/31/2021	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 6/30/2022	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class I2	$38,476,541	$–	$(38,108,924)	$–	$(367,617)	$–	–	$105,306	$–
Madison Core Bond Fund Class R6	–	38,230,105	–	–	(3,876,739)	34,353,366	3,766,816	317,509	–
Madison Dividend Income Fund Class I2	6,515,144	–	(5,224,707)	642,659	(1,933,096)	–	–	–	–
Madison Dividend Income Fund Class R6	–	4,279,600	(328,022)	92,862	636,647	4,681,087	161,975	68,689	–
Madison Investors Fund Class R6	11,097,193	–	(1,476,727)	253,058	(1,907,119)	7,966,405	339,429	–	–
Totals	$56,088,878	$42,509,705	$(45,138,380)	$988,579	$(7,447,924)	$47,000,858		$491,504	$–

Moderate Allocation Fund
Madison Core Bond Fund Class I2	$26,187,832	$375,000	$(25,375,584)	$–	$(1,187,248)	$–	–	$72,189	$–
Madison Core Bond Fund Class R6	–	25,459,288	–	–	(1,730,423)	23,728,865	2,601,849	219,313	–
Madison Dividend Income Fund Class I2	13,431,772	–	(9,691,991)	398,082	(4,137,863)	–	–	–	–
Madison Dividend Income Fund Class R6	–	8,473,254	(2,868,525)	929,720	1,733,784	8,268,233	286,098	133,610	–
Madison Investors Fund Class R6	21,685,953	–	(5,427,275)	1,678,643	(4,677,916)	13,259,405	564,951	–	–
Madison Mid Cap Fund Class R6	2,255,679		(573,353)	211,477	(562,385)	1,331,418	107,113	–	–
Totals	$63,561,236	$34,307,542	$(43,936,728)	$3,217,922	$(10,562,051)	$46,587,921		$425,112	$–

Aggressive Allocation Fund
Madison Core Bond Fund Class I2	$3,565,165	$–	$(3,532,483)	$–	$(32,682)	$–	–	$9,757	$–
Madison Core Bond Fund Class R6	–	3,784,146	–	–	(371,410)	3,412,736	374,204	31,542
Madison Dividend Income Fund Class I2	5,255,405	–	(3,678,155)	76,866	(1,654,116)	–	–	–	–
Madison Dividend Income Fund Class R6	–	3,448,855	(1,076,337)	349,189	780,359	3,502,066	121,179	56,857
Madison Investors Fund Class R6	8,477,139	–	(2,598,740)	949,222	(2,083,385)	4,744,236	202,140	–	–
Madison Mid Cap Fund Class R6	871,681	–	(174,499)	67,091	(207,733)	556,540	44,774
Totals	$18,169,390	$7,233,001	$(11,060,214)	$1,442,368	$(3,568,967)	$12,215,578		$98,156	$–

[1]	Distributions received include distributions from net investment income and from capital gains from the underlying funds.
[2]	During the period ended June 30, 2022, all Class I shares were exchanged tax-free into Class R6 shares.

13. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The

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International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities. The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a

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variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were issued. No other events have taken place that meet the definition of a subsequent event that require adjustment to, or disclosure in the financial statements.

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Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include, among other things, investment management fees; 12b-1 fees (Class II only); brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; and costs of borrowing money. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2022. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Expenses
	Class I				Class II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation Fund*	$1,000	$881.30	0.25%	$1.17	$880.30	0.50%	$2.33
Moderate Allocation Fund*	$1,000	$866.90	0.25%	$1.16	$865.80	0.50%	$2.31
Aggressive Allocation Fund*	$1,000	$852.40	0.25%	$1.15	$851.20	0.50%	$2.29
Core Bond Fund	$1,000	$892.70	0.57%	$2.67	$891.60	0.82%	$3.85
High Income Fund	$1,000	$883.20	0.77%	$3.60	$882.20	1.02%	$4.76
Diversified Income Fund	$1,000	$900.60	0.72%	$3.39	$899.50	0.97%	$4.57
Large Cap Value Fund	$1,000	$902.90	0.62%	$2.93	$901.70	0.87%	$4.10
Large Cap Growth Fund	$1,000	$832.10	0.82%	$3.72	$831.10	1.07%	$4.86
Mid Cap Fund	$1,000	$817.10	0.92%	$4.14	$816.10	1.17%	$5.27
International Stock Fund	$1,000	$784.90	1.17%	$5.18	$784.00	1.42%	$6.28
Target Retirement 2020 Fund	$1,000	$907.60	0.31%	$1.47	N/A	N/A	N/A
Target Retirement 2030 Fund	$1,000	$900.10	0.31%	$1.46	N/A	N/A	N/A
Target Retirement 2040 Fund	$1,000	$895.20	0.31%	$1.46	N/A	N/A	N/A
Target Retirement 2050 Fund	$1,000	$892.70	0.31%	$1.45	N/A	N/A	N/A

*	The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

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Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	Class I				Class II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation Fund*	$1,000	$1,023.55	0.25%	$1.25	$1,022.32	0.50%	$2.51
Moderate Allocation Fund*	$1,000	$1,023.55	0.25%	$1.25	$1,022.32	0.50%	$2.51
Aggressive Allocation Fund*	$1,000	$1,023.55	0.25%	$1.25	$1,022.32	0.50%	$2.51
Core Bond Fund	$1,000	$1,021.97	0.57%	$2.86	$1,020.73	0.82%	$4.11
High Income Fund	$1,000	$1,020.98	0.77%	$3.86	$1,019.74	1.02%	$5.11
Diversified Income Fund	$1,000	$1,021.22	0.72%	$3.61	$1,019.98	0.97%	$4.86
Large Cap Value Fund	$1,000	$1,021.72	0.62%	$3.11	$1,020.48	0.87%	$4.36
Large Cap Growth Fund	$1,000	$1,020.73	0.82%	$4.11	$1,019.49	1.07%	$5.36
Mid Cap Fund	$1,000	$1,020.23	0.92%	$4.61	$1,018.99	1.17%	$5.86
International Stock Fund	$1,000	$1,018.99	1.17%	$5.86	$1,017.75	1.42%	$7.10
Target Retirement 2020 Fund	$1,000	$1,023.26	0.31%	$1.56	N/A	N/A	N/A
Target Retirement 2030 Fund	$1,000	$1,023.26	0.31%	$1.56	N/A	N/A	N/A
Target Retirement 2040 Fund	$1,000	$1,023.26	0.31%	$1.56	N/A	N/A	N/A
Target Retirement 2050 Fund	$1,000	$1,023.26	0.31%	$1.56	N/A	N/A	N/A

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. Form N-PORT-EX is available to shareholders at no cost by calling 1-800-877-6089or on the SEC’s website at www.sec.gov. Form N-PORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders, upon request, at no cost by calling 1-800-877-6089,or on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 is available to shareholders, upon request, at no cost by calling 1-800-SEC-0330, or on the SEC’s website at www.sec.gov.

REGULATION REGARDING DERIVATIVES

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022.Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

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FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may”, “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

83

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of Ethics – See Item 2

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act – filed herewith

(3) Not applicable

(4) There was no change in the registrant’s independent accountant for the period covered by this report

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act – Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Steven J. Fredricks

Steven J. Fredricks, Chief Compliance Officer

Date: August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: August 29, 2022

/s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer and Principal Accounting Officer

Date: August 29, 2022